UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2015

Steven I. Koszalka

American Funds Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Invest in portfolios
designed to pursue
real-life objectives.

American Funds Portfolio Series® Annual report for the year ended October 31, 2015

American Funds Portfolio Series seeks to help investors meet a wide range of investment goals, including preservation of capital, income, balance and growth. Each fund in the series is an objective-based portfolio of actively managed American Funds.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2015 (the most recent calendar quarter-end). Also shown are the expense ratios as of the series prospectus dated January 1, 2016 (unaudited):

	Cumulative	Average annual
	total returns	total returns
Class A shares	1 year	Lifetime (since 5/18/12)	Expense ratio

Reflecting 5.75% maximum initial sales charge:
American Funds Global Growth PortfolioSM	–9.92%	9.26%	0.84%
American Funds Growth PortfolioSM	–7.38	11.15	0.75
American Funds Growth and Income PortfolioSM	–9.17	8.14	0.69
American Funds Balanced PortfolioSM	–6.71	7.55	0.70
American Funds Income PortfolioSM	–8.29	4.71	0.64

Reflecting 3.75% maximum initial sales charge:
American Funds Tax-Advantaged Income PortfolioSM	–4.35	7.10	0.79

Reflecting 2.50% maximum initial sales charge:
American Funds Preservation PortfolioSM	–1.04	0.15	0.71
American Funds Tax-Exempt Preservation PortfolioSM	–1.04	1.36	0.76

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The portfolio series funds invest in Class R-6 shares of the underlying funds. The investment adviser has in the past reimbursed certain expenses for Preservation Portfolio and Tax-Exempt Preservation Portfolio. Investment results shown reflect the reimbursements, without which the results would have been lower. Expense ratios are as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds. Effective January 1, 2016, the investment adviser will eliminate the management fee.

For other share class results, visit americanfunds.com and americanfundsretirement.com.

Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Special feature

6	A look inside the funds

Contents

1	Letter to investors
4	The value of a $10,000 investment
10	Investment portfolios
18	Financial statements
78	Board of trustees and other officers

Fellow investors:

It’s our pleasure to present the annual report for American Funds Portfolio Series for the period ended October 31, 2015.

Amid a volatile period for the financial markets, all but one of the funds in the series realized positive results for the fiscal year, with returns ranging from –0.18% to 3.48%. We encourage investors to put short-term results in their proper perspective.

The series, which offers eight distinct portfolios composed of combinations of individual American Funds, is intended to help investors pursue a number of investment objectives, including preservation, balance and appreciation.

The economy

The U.S. economy continued to grow at a modest pace during the period, despite a slight contraction early in 2015 due to harsh winter weather and a West Coast port workers slowdown. Growth rebounded in the second quarter as gross domestic product (GDP) expanded 3.9% thanks to an upturn in exports and accelerated spending by state and local governments. Third quarter GDP advanced at an estimated 2.1%. The upbeat economic data fueled mostly solid job gains, including a 271,000 jump in payrolls in October, which helped push the unemployment rate down to 5.0%.

The U.S. was a rare bright spot among world economies. European countries continued to struggle with tepid growth and deflationary pressures. China saw a deceleration in its growth rate, prompting the government to implement fiscal and monetary stimulus. Japan’s government also launched significant stimulus measures to support growth. Russia slipped into recession, and emerging-market economies were particularly hard hit. Ongoing unrest in the Middle East weighed on economic activity.

The stock market

The U.S. stock market achieved modest results over the fiscal year, with Standard & Poor’s 500 Composite Index (a market capitalization-weighted index based on the results of 500 widely held common stocks) advancing 5.21%. Most of the gains came in the first six months of the period. The ascent was curtailed in August, as stocks sank under the weight of concerns about a slowdown in China and uncertainty over U.S. monetary policy. U.S. stocks bounced back in October, buoyed by news of additional quantitative easing in Europe and by the Federal Reserve’s decision to keep interest rates on hold. Standard & Poor’s 500 Composite Index rose 8.4% in October — its best monthly performance in four years.

For the reporting period, stock markets on the international scene were not as strong as those in the U.S., with the MSCI All Country World ex USA Index (a leading benchmark for developed markets outside the U.S.) off 4.68%. Japanese stocks were up solidly, while emerging markets struggled. All of the market indexes shown in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

The bond market

With the U.S. economy continuing to gain traction and the unemployment rate falling steadily, many investors believed that the Fed would raise interest rates at

American Funds Portfolio Series	1

Brad Vogt

28 years of investment experience*

*	As of the series prospectus dated January 1, 2016.

“With the portfolio series, what we’re really doing is answering a question we regularly receive from advisors, their clients, our friends and even our own family members: ‘Could you suggest a handful of your funds that would work well together for my needs?’ We created a spectrum of portfolios with complementary fund combinations designed to achieve specific investment objectives.”

some point in 2015. However, deceleration in China, and market volatility in the U.S., led the Fed to maintain its short-term federal funds target rate at or close to 0%, where it has stood since late in 2008.

Results in the bond market were mixed for the reporting period, with the Barclays U.S. Aggregate Index (a measure of the broad domestic investment-grade fixed-income market) advancing 1.96%. The government segment led the way as investors sought a safe haven, with the Barclays U.S. Government/Mortgage Index up 2.41%. The U.S. investment-grade segment also posted gains, as the Citigroup Broad Investment Grade Index moved up 1.93%. High-yield bonds and emerging-markets bonds were down for the period.

Inside the series

As the funds in the series are a combination of individual funds, the results of the underlying funds are a primary driver of the series results. New Perspective Fund,® a growth-oriented fund that invests in multinational companies based in the U.S. and overseas, was a key contributor to results.

In general, domestic equity funds, such as Fundamental Investors® and The Growth Fund of America®, were helpful. Amid turbulence in the equity market, several of the bond funds were a stabilizing influence, including American High-Income Municipal Bond Fund® and The Tax-Exempt Bond Fund of America® . With international markets lagging the U.S., funds such as Capital World Bond Fund® and New World Fund® weighed on results. Please see more information on each fund starting on page 6.

In January, American Funds Global Balanced FundSM was added to Balanced Portfolio to broaden its global diversification. In October, the Income Portfolio gradually increased its allocation to The Income Fund of America® and Capital Income Builder®, and reduced its allocation to American High-Income Trust® and U.S. Government Securities Fund® . This shift is a long-term strategic decision intended to give the fund greater flexibility in meeting its income objective.

Looking beyond the past 12 months

The series was launched on May 18, 2012, to help investors pursue their investment goals. Each fund is a blend of individual American Funds, all with a proven track record and investment management process. They are designed and monitored by the Portfolio Oversight Committee, a team of experienced investment professionals, which meets regularly to review the funds’ results and holdings. They don’t expect to make major changes frequently, however, the Portfolio Oversight Committee may add or remove underlying funds, or change the current underlying fund weighting to help the funds of funds meet their objectives.

As investors are best served by maintaining a long-term focus, we encourage you to examine results over longer stretches of time. If you review the table on page 3, you’ll note that all the funds have had positive average annual total returns since inception, with four recording double-digit gains. Please keep in mind that since the funds have only been in existence about three-and-a-half years, their track records remain somewhat limited.

Moving forward

We remain encouraged by the positive signs in the U.S. economy, particularly the strength in the labor and housing markets. However, economic uncertainty in China and other international markets could present headwinds moving forward.

Regardless of what’s transpiring in the macroenvironment, all of the individual American Funds take a bottom-up approach, building each portfolio one company at a time. The underlying funds in the series are managed through a process we call The Capital System,SM a unique methodology that combines individual accountability with teamwork. We are confident that our system will continue to serve investors well.

We thank you for placing your trust in American Funds and look forward to reporting to you again in six months’ time.

Cordially,

Bradley J. Vogt
Vice Chairman of the Board

Walter R. Burkley
President

December 11, 2015

For current information about the series, visit americanfunds.com.

2	American Funds Portfolio Series

Results at a glance

For periods ended October 31, 2015, with all distributions reinvested for Class A shares

	Cumulative	Average annual
	total returns	total returns
	1 year	Lifetime (since 5/18/12)

American Funds Global Growth Portfolio	0.85%	13.12%
MSCI All Country World Index (ACWI)*†	–0.03	12.02
Lipper Global Funds Index	1.18	12.92

American Funds Growth Portfolio	3.48	14.94
Standard & Poor’s 500 Composite Index*	5.21	17.18
Lipper Growth Funds Index	5.26	17.14

American Funds Growth and Income Portfolio	0.70	11.74
Standard & Poor’s 500 Composite Index*	5.21	17.18
Lipper Growth and Income Funds Index	1.70	13.53

American Funds Balanced Portfolio	2.76	10.82
Standard & Poor’s 500 Composite Index*	5.21	17.18
Lipper Balanced Funds Index	1.93	9.70

American Funds Income Portfolio	–0.18	7.69
Standard & Poor’s 500 Composite Index*	5.21	17.18
Lipper Income Funds Index	0.19	6.47

American Funds Tax-Advantaged Income Portfolio	2.22	9.38
Barclays Municipal Bond Index*	2.87	3.28
Lipper Income Funds Index	0.19	6.47

American Funds Preservation Portfolio	1.08	0.92
Barclays U.S. Government/Credit 1–7 Years ex BBB Index*	1.80	1.36
Lipper Short-Intermediate Investment-Grade Debt Funds Index	0.75	1.63

American Funds Tax-Exempt Preservation Portfolio	1.55	2.21
Barclays Municipal Short-Intermediate 1–10 Years Index*	1.97	2.09
Lipper Intermediate Municipal Debt Funds Index	2.04	2.47

*	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
†	Results reflect dividends net of withholding taxes.

The MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. The S&P 500 is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks.

Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside of the U.S. and may own U.S. securities as well. Lipper Growth Funds Index is an equally weighted index of growth funds. Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. Lipper Balanced Funds Index is an equally weighted index of funds that seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. Lipper Income Funds Index is an equally weighted index of funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. Lipper Short-Intermediate Investment-Grade Debt Funds Index is an equally weighted index of funds that invest primarily in investment-grade debt issues (rated BBB/Baa and above) with dollar-weighted average maturities of one to five years. Lipper Intermediate Municipal Debt Funds Index is an equally weighted index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

Barclays Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Barclays U.S. Government/Credit 1–7 Years ex BBB Index is a market-value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to seven years, excluding BBB-rated securities. Barclays Municipal Short-Intermediate 1–10 Years Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years.

American Funds Portfolio Series	3

The value of a $10,000 investment

(for periods ended October 31, 2015, with all distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge on the $10,000 investment: 5.75% (for Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Balanced Portfolio and Income Portfolio) 1; 3.75% (for Tax-Advantaged Income Portfolio)2; and 2.50% (for Preservation Portfolio and Tax-Exempt Preservation Portfolio).3

Global Growth Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2015)*

		Lifetime
	1 year	(since 5/18/12)

Class A shares	–4.92%	11.20%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Growth Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2015)*

		Lifetime
	1 year	(since 5/18/12)

Class A shares	–2.49%	12.99%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2015)*

		Lifetime
	1 year	(since 5/18/12)

Class A shares	–5.08%	9.85%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Balanced Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2015)*

		Lifetime
	1 year	(since 5/18/12)

Class A shares	–3.13%	8.94%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more.
[2]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more.
[3]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more.
[4]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[5]	Results reflect dividends net of withholding taxes.

4	American Funds Portfolio Series

Thus, the net amount invested was $9,425, $9,625 and $9,750, respectively. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2015)*

		Lifetime
	1 year	(since 5/18/12)

Class A shares	–5.91%	5.86%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Tax-Advantaged Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2015)*

		Lifetime
	1 year	(since 5/18/12)

Class A shares	–1.64%	8.18%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Preservation Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2015)*

		Lifetime
	1 year	(since 5/18/12)

Class A shares	–1.49%	0.17%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

Tax-Exempt Preservation Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2015)*

		Lifetime
	1 year	(since 5/18/12)

Class A shares	–1.02%	1.45%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

[6]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The portfolio series funds invest in Class R-6 shares of the underlying funds. The series investment adviser is currently waiving its management fee of 0.10%. In addition, the investment adviser has in the past reimbursed certain expenses for Preservation Portfolio and Tax-Exempt Preservation Portfolio. Investment results shown reflect the waiver and/or reimbursements, without which the results would have been lower. Effective January 1, 2016, the investment adviser will eliminate the management fee.

There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The results shown are before taxes on fund distributions and sale of fund shares.

American Funds Portfolio Series	5

A look inside the funds

American Funds Portfolio Series was launched in May 2012 to help investors pursue preservation, income, balance and appreciation. Each of the eight funds in the series represents a blend of individual American Funds designed to help investors meet particular investment goals.

The members of the Portfolio Oversight Committee actively monitor the series to keep the portfolios aligned with their objectives.

The pages that follow describe the funds’ objectives and the key drivers of results during the reporting period. They also include a table showing the target allocations of the underlying funds.

6	American Funds Portfolio Series

American Funds Global Growth Portfolio

Underlying funds:

30% Capital World Growth and Income Fund®

30% New Perspective Fund®
20% New World Fund®
20% The New Economy Fund®

The fund’s investment objective is to provide long-term growth of capital. It will attempt to achieve its objective by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds will primarily consist of growth funds and growth-and-income funds. The fund will invest at least 25% of its assets in underlying funds that invest significantly (under normal market conditions, at least 40%) in issuers outside the United States.

For the 12-month period ended October 31, 2015, the fund’s A shares had a return of 0.85%. Among the fund’s underlying funds The New Economy Fund and New Perspective Fund contributed to results, while New World Fund and Capital World Growth and Income Fund detracted.

American Funds Growth Portfolio

Underlying funds:

30% AMCAP Fund®
30% Fundamental Investors®

25% EuroPacific Growth Fund®

15% SMALLCAP World Fund®

The fund’s investment objective is to provide long-term growth of capital. It will attempt to achieve its objective by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds will primarily consist of growth funds and growth-and-income funds, which principally invest in equity securities and which may have significant holdings of issuers domiciled outside the United States.

For the 12-month period ended October 31, 2015, the fund’s A shares had a return of 3.48%. Among the fund’s underlying funds AMCAP Fund, SMALLCAP World Fund and Fundamental Investors contributed to results, while EuroPacific Growth Fund detracted.

American Funds Growth and Income Portfolio

Underlying funds:

25% Capital Income Builder®
20% Capital World Growth and Income Fund®

20% The Growth Fund of America®
20% The Investment Company of America®
15% Capital World Bond Fund®

The fund’s investment objective is to provide long-term growth of capital while providing current income. It will attempt to achieve its objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds may represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds, balanced funds and bond funds.

For the 12-month period ended October 31, 2015, the fund’s A shares had a return of 0.70%. Among the fund’s underlying funds, The Growth Fund of America and The Investment Company of America contributed to results, while Capital World Growth and Income Fund, Capital Income Builder and Capital World Bond Fund detracted.

American Funds Portfolio Series	7

American Funds Balanced Portfolio

Underlying funds:

20% American Balanced Fund®
20% American Funds Global Balanced FundSM

20% The Bond Fund of America®
20% New Perspective Fund®
10% Capital World Growth and Income Fund®

10% Washington Mutual Investors FundSM

The fund’s investment objective is to provide current income and long-term growth of capital and income. It will attempt to achieve its objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds may represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds, balanced funds and bond funds. The fund will invest at least 45% of its assets in common stocks and other equity investments, and through its investments in the underlying funds, will invest at least 25% of the value of its assets in bonds and other debt securities (including money market instruments).

For the 12-month period ended October 31, 2015, the fund’s A shares had a return of 2.76%. Among the fund’s underlying funds New Perspective Fund, American Balanced Fund and Washington Mutual Investors Fund contributed to results, while Capital World Growth and Income Fund and American Funds Global Balanced Fund detracted.

American Funds Income Portfolio

Underlying funds:

25% Capital Income Builder®
25% The Income Fund of America®
20% American Mutual Fund®
15% American High-Income Trust®
15% U.S. Government Securities Fund®

The fund’s investment objective is to provide current income and, secondarily, long-term growth of capital. It will attempt to achieve its objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds may represent a variety of fund categories such as bond funds, balanced funds, equity-income funds, growth-and-income funds and growth funds.

For the 12-month period ended October 31, 2015, the fund’s A shares had a return of –0.18%. Among the fund’s underlying funds American Mutual Fund, The Income Fund of America and U.S. Government Securities Fund contributed to results, while Capital Income Builder and American High-Income Trust detracted.

American Funds Tax-Advantaged Income Portfolio

Underlying funds:

25% Capital World Growth and Income Fund®
25% Washington Mutual Investors FundSM

25% American High-Income Municipal Bond Fund®
25% The Tax-Exempt Bond Fund of America®

The fund’s investment objective is to provide current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital. It will attempt to achieve its objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds may represent a variety of fund categories such as bond funds, balanced funds, equity income funds, growth-and-income funds and growth funds. The fund will seek to generate a material portion of its current income from underlying funds that invest in bonds that are exempt from regular income tax, such as municipal bonds.

For the 12-month period ended October 31, 2015, the fund’s A shares had a return of 2.22%. Among the underlying funds American High-Income Municipal Bond Fund, Washington Mutual Investors Fund and The Tax-Exempt Bond Fund of America contributed to results, while Capital World Growth and Income Fund detracted..

8	American Funds Portfolio Series

American Funds Preservation Portfolio

Underlying funds:

40% Intermediate Bond Fund of America®
40% Short-Term Bond Fund of America®
20% The Bond Fund of America®

The fund’s investment objective is to provide current income, consistent with preservation of capital. It will attempt to achieve its objective by investing in a mix of American Funds in different combinations and weightings. The fund principally invests in funds that seek current income through bond investments.

For the 12-month period ended October 31, 2015, the fund’s A shares had a return of 1.08%. All of the underlying fund holdings modestly contributed to results, with The Bond Fund of America being the most additive.

American Funds Tax-Exempt Preservation Portfolio

Underlying funds:

70% Limited Term Tax-Exempt Bond Fund of America®
30% The Tax-Exempt Bond Fund of America®

The fund’s investment objective is to provide current income that is exempt from regular federal income tax, consistent with preservation of capital. It will attempt to achieve its investment objective by investing in a mix of American Funds in different combinations and weightings. The fund principally invests in funds that seek current income through bond investments. The fund will strive to generate a material portion of its current income from underlying funds that invest in bonds that are exempt from regular income tax, such as municipal bonds.

For the 12-month period ended October 31, 2015, the fund’s A shares had a return of 1.55%. Both of the fund’s underlying funds modestly contributed to results, with The Tax-Exempt Bond Fund of America being the most additive.

The underlying fund allocations are as of 10/31/15. Portfolio Series funds are actively monitored, so allocations will vary over time.

American Funds Portfolio Series	9

American Funds Global Growth Portfolio

Investment portfolio, October 31, 2015

Fund investments	Shares	Value (000)
Growth funds 70%
New Perspective Fund, Class R-6	12,243,523	$473,947
New World Fund, Inc., Class R-6	6,136,827	316,169
The New Economy Fund, Class R-6	8,264,423	316,858
		1,106,974

Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	10,367,196	473,885

Total investment securities 100% (cost: $1,533,902,000)		1,580,859
Other assets less liabilities 0%		(577)
Net assets 100%		$1,580,282

See Notes to Financial Statements

10	American Funds Portfolio Series

American Funds Growth Portfolio

Investment portfolio, October 31, 2015

Fund investments	Shares	Value (000)
Growth funds 70%
AMCAP Fund, Class R-6	35,081,503	$979,125
EuroPacific Growth Fund, Class R-6	16,821,720	809,797
SMALLCAP World Fund, Inc., Class R-6	10,292,369	484,462
		2,273,384

Growth-and-income funds 30%
Fundamental Investors, Class R-6	18,354,410	978,841

Total investment securities 100% (cost: $3,126,169,000)		3,252,225
Other assets less liabilities 0%		(1,067)
Net assets 100%		$3,251,158

See Notes to Financial Statements

American Funds Portfolio Series	11

American Funds Growth and Income Portfolio

Investment portfolio, October 31, 2015

Fund investments	Shares	Value (000)
Growth funds 20%
The Growth Fund of America, Class R-6	22,088,142	$1,000,593

Growth-and-income funds 40%
Capital World Growth and Income Fund, Class R-6	21,452,573	980,597
The Investment Company of America, Class R-6	26,913,729	990,695
		1,971,292

Equity-income and Balanced funds 25%
Capital Income Builder, Class R-6	21,169,572	1,227,200

Fixed income funds 15%
Capital World Bond Fund, Class R-6	38,079,140	734,927

Total investment securities 100% (cost: $4,768,241,000)		4,934,012
Other assets less liabilities 0%		(1,653)
Net assets 100%		$4,932,359

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 10/31/2015 (000)
Capital World Bond Fund, Class R-6	26,617,004	11,817,469	355,333	38,079,140	$14,640	$734,927

See Notes to Financial Statements

12	American Funds Portfolio Series

American Funds Balanced Portfolio

Investment portfolio, October 31, 2015

Fund investments	Shares	Value (000)
Growth funds 20%
New Perspective Fund, Class R-6	20,784,500	$804,568

Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	8,709,587	398,115
Washington Mutual Investors Fund, Class R-6	9,863,802	402,246
		800,361

Equity-income and Balanced funds 40%
American Balanced Fund, Class R-6	31,956,605	798,276
American Funds Global Balanced Fund, Class R-6	26,894,799	798,238
		1,596,514

Fixed income funds 20%
The Bond Fund of America, Class R-6	62,777,191	799,781

Total investment securities 100% (cost: $3,799,136,000)		4,001,224
Other assets less liabilities 0%		(1,385)
Net assets 100%		$3,999,839

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 10/31/2015 (000)
American Funds Global Balanced Fund, Class R-6	—	26,894,799	—	26,894,799	$7,805	$798,238

See Notes to Financial Statements

American Funds Portfolio Series	13

American Funds Income Portfolio

Investment portfolio, October 31, 2015

Fund investments	Shares	Value (000)
Growth-and-income funds 20%
American Mutual Fund, Class R-6	17,489,173	$632,933

Equity-income and Balanced funds 41%
Capital Income Builder, Class R-6	11,157,401	646,795
The Income Fund of America, Class R-6	30,725,721	646,776
		1,293,571

Fixed income funds 39%
American High-Income Trust, Class R-6	61,119,533	609,973
U.S. Government Securities Fund, Class R-6	43,703,109	619,273
		1,229,246

Total investment securities 100% (cost: $3,121,530,000)		3,155,750
Other assets less liabilities 0%		(1,238)
Net assets 100%		$3,154,512

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 10/31/2015 (000)
U.S. Government Securities Fund, Class R-6	34,598,326	9,641,322	536,539	43,703,109	$9,250	$619,273

See Notes to Financial Statements

14	American Funds Portfolio Series

American Funds Tax-Advantaged Income Portfolio

Investment portfolio, October 31, 2015

Fund investments	Shares	Value (000)
Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	4,398,809	$201,069
Washington Mutual Investors Fund, Class R-6	4,992,487	203,594
		404,663

Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	12,970,358	201,041
The Tax-Exempt Bond Fund of America, Class R-6	15,440,902	201,040
		402,081

Total investment securities 100% (cost: $775,871,000)		806,744
Other assets less liabilities 0%		(416)
Net assets 100%		$806,328

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 10/31/2015 (000)
American High-Income Municipal Bond Fund, Class R-6	8,118,250	5,028,742	176,634	12,970,358	$7,213	$201,041

See Notes to Financial Statements

American Funds Portfolio Series	15

American Funds Preservation Portfolio

Investment portfolio, October 31, 2015

Fund investments	Shares	Value (000)
Fixed income funds 100%
Intermediate Bond Fund of America, Class R-6	26,255,075	$356,019
Short-Term Bond Fund of America, Class R-6	35,637,520	356,019
The Bond Fund of America, Class R-6	13,972,481	178,009
		890,047

Total investment securities 100% (cost: $894,203,000)		890,047
Other assets less liabilities 0%		(331)
Net assets 100%		$889,716

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 10/31/2015 (000)
Short-Term Bond Fund of America, Class R-6	26,145,563	10,016,244	524,287	35,637,520	$3,173	$356,019

See Notes to Financial Statements

16	American Funds Portfolio Series

American Funds Tax-Exempt Preservation Portfolio

Investment portfolio, October 31, 2015

Fund investments	Shares	Value (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	13,293,797	$212,036
The Tax-Exempt Bond Fund of America, Class R-6	6,979,462	90,873
		302,909

Total investment securities 100% (cost: $305,511,000)		302,909
Other assets less liabilities 0%		(91)
Net assets 100%		$302,818

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 10/31/2015 (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	9,396,458	4,746,460	849,121	13,293,797	$4,708	$212,036

See Notes to Financial Statements

American Funds Portfolio Series	17

Financial statements

Statements of assets and liabilities
at October 31, 2015

	Global Growth	Growth	Growth and Income
	Portfolio	Portfolio	Portfolio
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,580,859	$3,252,225	$4,199,085
Affiliated issuers	—	—	734,927
Receivables for:
Sales of fund’s shares	2,288	4,322	5,510
Dividends	—	—	—
Total assets	1,583,147	3,256,547	4,939,522

Liabilities:
Payables for:
Purchases of investments	1,017	2,652	2,392
Repurchases of fund’s shares	1,270	1,670	3,075
Services provided by related parties	562	1,033	1,658
Trustees’ deferred compensation	2	4	7
Other	14	30	31
Total liabilities	2,865	5,389	7,163
Net assets at October 31, 2015	$1,580,282	$3,251,158	$4,932,359

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,487,029	$2,995,004	$4,635,999
(Distributions in excess of) undistributed net investment income	(3)	(1,753)	(6)
Undistributed (accumulated) net realized gain (loss)	46,299	131,851	130,595
Net unrealized appreciation (depreciation)	46,957	126,056	165,771
Net assets at October 31, 2015	$1,580,282	$3,251,158	$4,932,359

Investment securities, at cost:
Unaffiliated issuers	$1,533,902	$3,126,169	$3,991,165
Affiliated issuers	—	—	777,076

*Amount less than one thousand.

See Notes to Financial Statements

18	American Funds Portfolio Series

			(dollars in thousands)

Balanced	Income	Tax-Advantaged Income	Preservation	Tax-Exempt Preservation
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$3,202,986	$2,536,477	$605,703	$534,028	$90,873
798,238	619,273	201,041	356,019	212,036

5,419	3,764	1,460	2,086	938
1,526	4,651	1,256	1,007	712
4,008,169	3,164,165	809,460	893,140	304,559

4,980	5,960	2,586	2,200	1,611
1,954	2,453	333	892	39
1,369	1,226	212	323	91
5	5	1	2	— *
22	9	—	7	—
8,330	9,653	3,132	3,424	1,741
$3,999,839	$3,154,512	$806,328	$889,716	$302,818

$3,707,955	$3,097,922	$768,709	$895,071	$307,885

4,865	8,315	1,379	180	203
84,931	14,055	5,367	(1,379)	(2,668)
202,088	34,220	30,873	(4,156)	(2,602)
$3,999,839	$3,154,512	$806,328	$889,716	$302,818

$2,981,098	$2,507,252	$578,063	$536,671	$90,642
818,038	614,278	197,808	357,532	214,869

American Funds Portfolio Series	19

Statements of assets and liabilities at October 31, 2015

		Global Growth	Growth	Growth and Income
		Portfolio	Portfolio	Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$989,580	$2,042,363	$3,362,927
	Shares outstanding	67,864	132,494	250,186
	Net asset value per share	$14.58	$15.41	$13.44
Class B:	Net assets	$1,617	$3,876	$6,184
	Shares outstanding	112	255	461
	Net asset value per share	$14.44	$15.23	$13.42
Class C:	Net assets	$198,116	$457,545	$737,090
	Shares outstanding	13,790	30,148	55,118
	Net asset value per share	$14.37	$15.18	$13.37
Class F-1:	Net assets	$39,468	$51,538	$83,863
	Shares outstanding	2,707	3,347	6,239
	Net asset value per share	$14.58	$15.40	$13.44
Class F-2:	Net assets	$54,999	$104,275	$124,590
	Shares outstanding	3,757	6,739	9,257
	Net asset value per share	$14.64	$15.47	$13.46
Class 529-A:	Net assets	$126,387	$280,027	$275,412
	Shares outstanding	8,677	18,184	20,496
	Net asset value per share	$14.56	$15.40	$13.44
Class 529-B:	Net assets	$384	$975	$997
	Shares outstanding	27	64	74
	Net asset value per share	$14.42	$15.20	$13.42
Class 529-C:	Net assets	$53,157	$97,751	$114,438
	Shares outstanding	3,706	6,442	8,553
	Net asset value per share	$14.34	$15.18	$13.38
Class 529-E:	Net assets	$4,721	$14,333	$14,364
	Shares outstanding	326	936	1,071
	Net asset value per share	$14.50	$15.31	$13.41
Class 529-F-1:	Net assets	$7,913	$19,809	$18,825
	Shares outstanding	542	1,283	1,399
	Net asset value per share	$14.61	$15.45	$13.45
Class R-1:	Net assets	$2,377	$6,821	$7,197
	Shares outstanding	165	448	537
	Net asset value per share	$14.39	$15.22	$13.39
Class R-2:	Net assets	$32,972	$61,100	$63,205
	Shares outstanding	2,298	4,025	4,728
	Net asset value per share	$14.35	$15.18	$13.37
Class R-2E:	Net assets	$10	$16	$10
	Shares outstanding	1	1	1
	Net asset value per share	$14.57	$15.38	$13.44
Class R-3:	Net assets	$18,309	$36,669	$40,851
	Shares outstanding	1,264	2,393	3,047
	Net asset value per share	$14.49	$15.32	$13.41
Class R-4:	Net assets	$9,020	$23,226	$35,268
	Shares outstanding	619	1,508	2,624
	Net asset value per share	$14.57	$15.40	$13.44
Class R-5:	Net assets	$2,767	$4,801	$3,203
	Shares outstanding	188	309	238
	Net asset value per share	$14.70	$15.53	$13.48
Class R-6:	Net assets	$38,485	$46,033	$43,935
	Shares outstanding	2,615	2,970	3,264
	Net asset value per share	$14.72	$15.50	$13.46

See Notes to Financial Statements

20	American Funds Portfolio Series

	(dollars and shares in thousands, except per-share amounts)

Balanced	Income	Tax-Advantaged Income	Preservation	Tax-Exempt Preservation
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$2,586,543	$2,264,746	$649,175	$581,787	$222,904
192,871	196,159	52,333	58,488	22,501
$13.41	$11.55	$12.40	$9.95	$9.91
$4,829	$3,636	$186	$1,232	$65
361	315	15	124	7
$13.39	$11.53	$12.40	$9.95	$9.92
$658,345	$528,719	$100,382	$130,090	$51,263
49,343	46,010	8,134	13,097	5,182
$13.34	$11.49	$12.34	$9.93	$9.89
$85,339	$71,791	$22,295	$20,534	$4,783
6,364	6,216	1,797	2,064	483
$13.41	$11.55	$12.40	$9.95	$9.91
$103,764	$76,953	$34,290	$20,906	$23,803
7,728	6,656	2,761	2,101	2,403
$13.43	$11.56	$12.42	$9.95	$9.91
$181,593	$70,733		$55,775
13,544	6,129		5,609
$13.41	$11.54		$9.94
$643	$420		$402
48	36		40
$13.39	$11.53		$9.95
$91,867	$44,565		$24,576
6,880	3,877		2,473
$13.35	$11.50		$9.94
$7,300	$6,290		$2,551
545	546		257
$13.39	$11.53		$9.94
$17,251	$6,069		$9,981
1,285	525		1,004
$13.42	$11.55		$9.94
$9,278	$1,514		$1,132
695	132		114
$13.36	$11.50		$9.94
$54,042	$22,010		$13,921
4,048	1,914		1,402
$13.35	$11.50		$9.93
$10	$10		$10
1	1		1
$13.40	$11.54		$9.95
$62,807	$17,933		$12,542
4,693	1,555		1,262
$13.38	$11.53		$9.94
$52,805	$19,344		$6,285
3,937	1,675		632
$13.41	$11.55		$9.95
$10,766	$2,823		$696
801	244		70
$13.43	$11.57		$9.95
$72,657	$16,956		$7,296
5,409	1,466		733
$13.43	$11.56		$9.95

American Funds Portfolio Series	21

Statements of operations for the year ended October 31, 2015

	Global Growth	Growth	Growth and Income
	Portfolio	Portfolio	Portfolio
Investment income:
Income:
Dividends:
Unaffiliated issuers	$18,968	$25,848	$84,205
Affiliated issuers	—	—	14,640
	18,968	25,848	98,845

Fees and expenses*:
Investment advisory services	1,384	2,683	4,362
Distribution services	4,799	9,137	15,140
Transfer agent services	1,306	2,522	4,066
Reports to shareholders	81	154	244
Registration statement and prospectus	353	502	586
Trustees’ compensation	9	18	29
Auditing and legal	9	14	21
Custodian	11	11	11
State and local taxes	— †	—	—
Other	155	314	356

Total fees and expenses before reimbursements/waivers	8,107	15,355	24,815
Less reimbursements/waivers of fees and expenses:
Investment advisory services	1,384	2,683	4,362
Other	—	—	—
Total fees and expenses after reimbursements/waivers	6,723	12,672	20,453
Net investment income	12,245	13,176	78,392

Net realized gain (loss) and unrealized depreciation on investments:
Net realized (loss) gain on sale of investments:
Unaffiliated issuers	(851)	(224)	(98)
Affiliated issuers	—	—	(622)
Capital gain distributions received	50,235	142,917	143,097
Net realized gain (loss) on investments	49,384	142,693	142,377
Net unrealized depreciation on investments	(60,174)	(86,586)	(202,565)
Net realized gain (loss) and unrealized depreciation on investments	(10,790)	56,107	(60,188)
Net increase (decrease) in net assets resulting from operations	$1,455	$69,283	$18,204

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

22	American Funds Portfolio Series

		(dollars in thousands)

Balanced	Income	Tax-Advantaged Income	Preservation	Tax-Exempt Preservation
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$54,210	$95,993	$13,909	$7,988	$2,697
7,805	9,250	7,213	3,173	4,708
62,015	105,243	21,122	11,161	7,405

3,391	2,853	667	746	258
12,348	10,510	2,475	2,976	1,046
3,148	2,627	599	697	233
186	156	36	42	15
503	453	206	258	121
23	19	4	5	2
17	15	5	5	3
11	11	11	11	11
—	—	—	5	—
249	116	3	77	2

19,876	16,760	4,006	4,822	1,691

3,391	2,853	667	746	258
—	—	—	—	23

16,485	13,907	3,339	4,076	1,410
45,530	91,336	17,783	7,085	5,995

(3,022)	(28)	(6)	(25)	7
—	(252)	(21)	(11)	(84)
97,081	17,033	6,497	186	—
94,059	16,753	6,470	150	(77)
(59,544)	(125,346)	(11,403)	(966)	(2,154)

34,515	(108,593)	(4,933)	(816)	(2,231)

$80,045	$(17,257)	$12,850	$6,269	$3,764

American Funds Portfolio Series	23

Statements of changes in net assets

	Global Growth		Growth		Growth and Income
	Portfolio		Portfolio		Portfolio
	Year ended October 31		Year ended October 31		Year ended October 31
	2015	2014	2015	2014	2015	2014
Operations:
Net investment income	$12,245	$7,377	$13,176	$5,054	$78,392	$54,675
Net realized gain (loss)	49,384	18,686	142,693	54,686	142,377	54,900
Net unrealized (depreciation) appreciation	(60,174)	32,399	(86,586)	79,139	(202,565)	170,545
Net increase (decrease) in net assets resulting from operations	1,455	58,462	69,283	138,879	18,204	280,120

Dividends and distributions paid to shareholders:
Dividends from net investment income	(10,086)	(6,949)	(14,893)	(5,546)	(77,710)	(55,311)
Distributions from net realized gain on investments	(18,251)	(676)	(51,426)	(3,125)	(51,739)	(2,049)
Total dividends and distributions paid to shareholders	(28,337)	(7,625)	(66,319)	(8,671)	(129,449)	(57,360)

Net capital share transactions	451,959	516,928	1,166,265	958,321	1,384,310	1,468,849

Total increase in net assets	425,077	567,765	1,169,229	1,088,529	1,273,065	1,691,609

Net assets:
Beginning of period	1,155,205	587,440	2,081,929	993,400	3,659,294	1,967,685
End of period	$1,580,282	$1,155,205	$3,251,158	$2,081,929	$4,932,359	$3,659,294

(Distributions in excess of) undistributed net investment income	$(3)	$175	$(1,753)	$(2)	$(6)	$(3)

See Notes to Financial Statements

24	American Funds Portfolio Series

				(dollars in thousands)

Balanced		Income		Tax-Advantaged Income		Preservation		Tax-Exempt Preservation
Portfolio		Portfolio		Portfolio		Portfolio		Portfolio
Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31
2015	2014	2015	2014	2015	2014	2015	2014	2015	2014

$45,530	$32,219	$91,336	$58,985	$17,783	$10,245	$7,085	$4,677	$5,995	$4,478
94,059	20,538	16,753	9,251	6,470	1,138	150	(419)	(77)	(825)
(59,544)	120,541	(125,346)	77,104	(11,403)	26,975	(966)	2,556	(2,154)	4,001

80,045	173,298	(17,257)	145,340	12,850	38,358	6,269	6,814	3,764	7,654

(41,329)	(32,444)	(85,492)	(58,769)	(17,083)	(10,112)	(7,166)	(4,684)	(5,845)	(4,476)
(18,862)	—	(8,168)	(832)	(1,238)	—	—	—	—	—
(60,191)	(32,444)	(93,660)	(59,601)	(18,321)	(10,112)	(7,166)	(4,684)	(5,845)	(4,476)

1,224,740	1,098,483	826,949	880,476	304,845	214,424	236,639	162,427	88,416	38,796

1,244,594	1,239,337	716,032	966,215	299,374	242,670	235,742	164,557	86,335	41,974

2,755,245	1,515,908	2,438,480	1,472,265	506,954	264,284	653,974	489,417	216,483	174,509
$3,999,839	$2,755,245	$3,154,512	$2,438,480	$806,328	$506,954	$889,716	$653,974	$302,818	$216,483

$4,865	$672	$8,315	$2,478	$1,379	$675	$180	$73	$203	$57

American Funds Portfolio Series	25

Notes to financial statements

1. Organization

American Funds Portfolio Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of eight funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Balanced Portfolio	Seeks current income and long-term growth of capital and income.
American Funds Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Advantaged Income Portfolio	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with the preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Balanced Portfolio, Income Portfolio and Preservation Portfolio each have 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Advantaged Income Portfolio and Tax-Exempt Preservation Portfolio each have five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Advantaged Income Portfolio; up to 5.75% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of each fund are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

26	American Funds Portfolio Series

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 46 to 66.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2015, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

American Funds Portfolio Series	27

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less

28	American Funds Portfolio Series

developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the underlying fund’s share price may increase.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Management — The investment adviser to the series and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed.

As of and during the period ended October 31, 2015, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

American Funds Portfolio Series	29

The series is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the series commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as distributions for tax purposes.

During the second quarter of the 2015 fiscal year, Balanced Portfolio and Growth and Income Portfolio funds each distributed income in excess of accumulated undistributed net investment income available. The Balanced Portfolio made a distribution of $7.3 million, of which $850 thousand was a return of capital. The Growth and Income Portfolio made a distribution of $19.1 million, of which $4.9 million was a return of capital. Subsequent to those distributions, and as of the fiscal year-end, each of the funds accumulated positive net investment income which eliminated the return of capital. Accordingly, the shareholder 1099 tax form will not reflect a return of capital.

As of October 31, 2015, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	Global		Growth and
	Growth	Growth	Income	Balanced
	Portfolio	Portfolio	Portfolio	Portfolio
Undistributed ordinary income	$—	$—	$—	$4,871
Late year ordinary loss deferral*	—	(1,749)	—	—
Undistributed long-term capital gain	47,303	132,268	131,408	86,281
Gross unrealized appreciation on investment securities	75,241	125,639	207,730	220,538
Gross unrealized depreciation on investment securities	(29,290)	—	(42,771)	(19,800)
Net unrealized appreciation (depreciation) on investment securities	45,951	125,639	164,959	200,738
Cost of investment securities	1,534,908	3,126,586	4,769,053	3,800,486
Reclassification to undistributed/distributions in excess of net investment income from undistributed net realized gain/accumulated net realized loss	33	—	2,674	—
Reclassification to (from) capital paid in on shares of beneficial interest from (to) undistributed/distributions in excess of net investment income	2,370	34	3,359	8
Reclassification to capital paid in on shares of beneficial interest from undistributed net realized gain/accumulated net realized loss	2,942	10,602	8,858	8,900

		Tax-Advantaged		Tax-Exempt
	Income	Income	Preservation	Preservation
	Portfolio	Portfolio	Portfolio	Portfolio
Undistributed ordinary income	$8,319	$546	$183	$—
Undistributed tax-exempt income	—	833	—	203
Undistributed long-term capital gain	14,361	5,797	—	—
Capital loss carryforward†	—	—	(14)	(1,648)
Gross unrealized appreciation on investment securities	105,931	30,443	—	86
Gross unrealized depreciation on investment securities	(72,017)	—	(5,521)	(3,708)
Net unrealized appreciation (depreciation) on investment securities	33,914	30,443	(5,521)	(3,622)
Cost of investment securities	3,121,836	776,301	895,568	306,531
Reclassification to undistributed/distributions in excess of net investment income from undistributed net realized gain/accumulated net realized loss	—	13	186	—
Reclassification to (from) capital paid in on shares of beneficial interest from (to) undistributed/distributions in excess of net investment income	7	9	(2)	4
Reclassification to capital paid in on shares of beneficial interest from undistributed net realized gain/accumulated net realized loss	2,481	699	—	—

*	These deferrals are considered incurred in the subsequent year.
†	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

30	American Funds Portfolio Series

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

Global Growth Portfolio

	Year ended October 31, 2015						Year ended October 31, 2014
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class A	$7,104		$11,346		$18,450		$4,658	$429	$5,087
Class B	1		34		35		10	2	12
Class C	434		2,133		2,567		509	74	583
Class F-1	374		647		1,021		285	26	311
Class F-2	470		645		1,115		276	22	298
Class 529-A	883		1,497		2,380		576	54	630
Class 529-B	—		8		8		3	1	4
Class 529-C	131		669		800		114	19	133
Class 529-E	29		61		90		16	2	18
Class 529-F-1	49		69		118		17	1	18
Class R-1	5		25		30		6	1	7
Class R-2	73		324		397		68	9	77
Class R-2E1	—	[2]	—	[2]	—	[2]	—	—	—
Class R-3	85		200		285		69	8	77
Class R-4	54		84		138		20	2	22
Class R-5	11		19		30		264	21	285
Class R-6	383		490		873		58	5	63
Total	$10,086		$18,251		$28,337		$6,949	$676	$7,625

Growth Portfolio

	Year ended October 31, 2015						Year ended October 31, 2014
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class A	$11,240		$33,060		$44,300		$4,140	$2,016	$6,156
Class B	—		122		122		—	14	14
Class C	515		6,534		7,049		191	358	549
Class F-1	309		981		1,290		122	62	184
Class F-2	557		1,394		1,951		230	94	324
Class 529-A	1,442		4,557		5,999		551	285	836
Class 529-B	—		27		27		—	3	3
Class 529-C	48		1,635		1,683		2	107	109
Class 529-E	60		273		333		20	15	35
Class 529-F-1	96		252		348		34	15	49
Class R-1	5		113		118		—	7	7
Class R-2	56		868		924		30	45	75
Class R-2E1	—	[2]	—	[2]	—	[2]	—	—	—
Class R-3	118		536		654		31	28	59
Class R-4	61		179		240		15	7	22
Class R-5	10		33		43		147	57	204
Class R-6	376		862		1,238		33	12	45
Total	$14,893		$51,426		$66,319		$5,546	$3,125	$8,671

See page 34 for footnotes.

American Funds Portfolio Series	31

Growth and Income Portfolio

	Year ended October 31, 2015						Year ended October 31, 2014
					Total					Total
					dividends and					dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term	distributions
Share class	income		capital gains		paid		income		capital gains	paid
Class A	$57,879		$36,062		$93,941		$41,550		$1,445	$42,995
Class B	104		132		236		136		9	145
Class C	7,275		7,097		14,372		4,938		254	5,192
Class F-1	1,403		916		2,319		983		34	1,017
Class F-2	2,111		1,102		3,213		1,140		34	1,174
Class 529-A	4,691		3,067		7,758		3,587		134	3,721
Class 529-B	14		19		33		18		1	19
Class 529-C	1,163		1,299		2,462		947		57	1,004
Class 529-E	201		148		349		159		7	166
Class 529-F-1	370		228		598		293		10	303
Class R-1	88		94		182		73		4	77
Class R-2	582		552		1,134		376		20	396
Class R-2E1	—	[2]	—	[2]	—	[2]	—	[2]	—	—	[2]
Class R-3	544		408		952		351		14	365
Class R-4	417		153		570		146		5	151
Class R-5	44		20		64		289		19	308
Class R-6	824		442		1,266		325		2	327
Total	$77,710		$51,739		$129,449		$55,311		$2,049	$57,360

Balanced Portfolio

	Year ended October 31, 2015					Year ended October 31, 2014
				Total					Total
				dividends and					dividends and
	Ordinary		Long-term	distributions		Ordinary		Long-term	distributions
Share class	income		capital gains	paid		income		capital gains	paid
Class A	$30,100		$12,343	$42,443		$23,394		$—	$23,394
Class B	35		43	78		66		—	66
Class C	3,451		2,895	6,346		2,850		—	2,850
Class F-1	975		420	1,395		876		—	876
Class F-2	1,276		453	1,729		814		—	814
Class 529-A	2,133		960	3,093		1,831		—	1,831
Class 529-B	4		6	10		8		—	8
Class 529-C	468		503	971		507		—	507
Class 529-E	69		36	105		55		—	55
Class 529-F-1	212		80	292		200		—	200
Class R-1	53		46	99		52		—	52
Class R-2	280		247	527		223		—	223
Class R-2E1	—	[2]	—	—	[2]	—	[2]	—	—	[2]
Class R-3	530		258	788		343		—	343
Class R-4	586		244	830		530		—	530
Class R-5	154		57	211		240		—	240
Class R-6	1,003		271	1,274		455		—	455
Total	$41,329		$18,862	$60,191		$32,444		$—	$32,444

32	American Funds Portfolio Series

Income Portfolio

	Year ended October 31, 2015						Year ended October 31, 2014
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$64,213		$5,900		$70,113		$44,418		$603		$45,021
Class B	117		19		136		148		3		151
Class C	11,280		1,301		12,581		7,219		123		7,342
Class F-1	2,157		205		2,362		1,627		24		1,651
Class F-2	2,379		205		2,584		1,490		19		1,509
Class 529-A	2,040		200		2,240		1,559		22		1,581
Class 529-B	12		2		14		17		—	[2]	17
Class 529-C	1,000		130		1,130		818		16		834
Class 529-E	165		16		181		105		1		106
Class 529-F-1	184		16		200		114		1		115
Class R-1	41		5		46		28		1		29
Class R-2	457		52		509		297		5		302
Class R-2E1	—	[2]	—	[2]	—	[2]	—	[2]	—		—	[2]
Class R-3	424		40		464		269		4		273
Class R-4	463		33		496		234		4		238
Class R-5	83		7		90		198		5		203
Class R-6	477		37		514		228		1		229
Total	$85,492		$8,168		$93,660		$58,769		$832		$59,601

Tax-Advantaged Income Portfolio

	Year ended October 31, 2015				Year ended October 31, 2014
				Total			Total
				dividends and			dividends and
	Ordinary	Long-term		distributions	Ordinary	Long-term	distributions
Share class	income[3]	capital gains		paid	income[3]	capital gains	paid
Class A	$14,176	$1,011		$15,187	$8,495	$—	$8,495
Class B	4	—	[2]	4	7	—	7
Class C	1,620	148		1,768	924	—	924
Class F-1	489	34		523	379	—	379
Class F-2	794	45		839	307	—	307
Total	$17,083	$1,238		$18,321	$10,112	$—	$10,112

See page 34 for footnotes.

American Funds Portfolio Series	33

Preservation Portfolio

	Year ended October 31, 2015					Year ended October 31, 2014
								Total
				Total				dividends and
	Ordinary		Long-term	dividends		Ordinary	Long-term	distributions
Share class	income		capital gains	paid		income	capital gains	paid
Class A	$5,411		$—	$5,411		$3,681	$—	$3,681
Class B	5		—	5		5	—	5
Class C	419		—	419		202	—	202
Class F-1	142		—	142		66	—	66
Class F-2	201		—	201		98	—	98
Class 529-A	510		—	510		360	—	360
Class 529-B	1		—	1		1	—	1
Class 529-C	70		—	70		36	—	36
Class 529-E	20		—	20		16	—	16
Class 529-F-1	110		—	110		75	—	75
Class R-1	4		—	4		1	—	1
Class R-2	43		—	43		14	—	14
Class R-2E1	—	[2]	—	—	[2]	—[2]	—	—	[2]
Class R-3	82		—	82		37	—	37
Class R-4	50		—	50		24	—	24
Class R-5	7		—	7		35	—	35
Class R-6	91		—	91		33	—	33
Total	$7,166		$—	$7,166		$4,684	$—	$4,684

Tax-Exempt Preservation Portfolio

	Year ended October 31, 2015			Year ended October 31, 2014
						Total
			Total			dividends and
	Ordinary	Long-term	dividends	Ordinary	Long-term	distributions
Share class	income[3]	capital gains	paid	income[3]	capital gains	paid
Class A	$4,517	$—	$4,517	$3,417	$—	$3,417
Class B	1	—	1	1	—	1
Class C	777	—	777	711	—	711
Class F-1	106	—	106	108	—	108
Class F-2	444	—	444	239	—	239
Total	$5,845	$—	$5,845	$4,476	$—	$4,476

[1]	Class R-2E shares were offered beginning August 29, 2014.
[2]	Amount less than one thousand.
[3]	Ordinary income may include both taxable and tax-exempt income.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. Effective January 1, 2016, the investment adviser will eliminate the management fee. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 46 to 66.

Other reimbursements — CRMC reimbursed a portion of the fees and expenses of Tax-Exempt Preservation Portfolio during its startup period. Fees and expenses in the statements of operations are presented gross of the reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements.

34	American Funds Portfolio Series

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2015, unreimbursed expenses subject to reimbursement for the funds’ Class A and 529-A shares were as follows (dollars in thousands):

	Class A	Class 529-A
Global Growth Portfolio	$—	$—
Growth Portfolio	—	—
Growth and Income Portfolio	—	—
Balanced Portfolio	—	—
Income Portfolio	—	—
Tax-Advantaged Income Portfolio	—	Not applicable
Preservation Portfolio	—	—
Tax-Exempt Preservation Portfolio	504	Not applicable

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

529 plan services — For funds with 529 share classes, each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. Virginia529 is not considered a related party to the series.

American Funds Portfolio Series	35

Class-specific expenses under the agreements described in this section for the year ended October 31, 2015, were as follows (dollars in thousands):

Global Growth Portfolio

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class A	$1,940		$766		Not applicable
Class B	20		2		Not applicable
Class C	1,681		149		Not applicable
Class F-1	121		54		Not applicable
Class F-2	Not applicable		50		Not applicable
Class 529-A	216		103		$99
Class 529-B	5		—	*	—	*
Class 529-C	482		44		43
Class 529-E	23		2		4
Class 529-F-1	—		5		5
Class R-1	20		2		Not applicable
Class R-2	197		96		Not applicable
Class R-2E	—	*	—	*	Not applicable
Class R-3	77		25		Not applicable
Class R-4	17		6		Not applicable
Class R-5	Not applicable		1		Not applicable
Class R-6	Not applicable		1		Not applicable
Total class-specific expenses	$4,799		$1,306		$151

Growth Portfolio

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class A	$3,462		$1,512		Not applicable
Class B	47		5		Not applicable
Class C	3,564		313		Not applicable
Class F-1	122		54		Not applicable
Class F-2	Not applicable		80		Not applicable
Class 529-A	425		218		$209
Class 529-B	11		1		1
Class 529-C	835		76		74
Class 529-E	65		7		11
Class 529-F-1	—		13		13
Class R-1	61		6		Not applicable
Class R-2	361		175		Not applicable
Class R-2E	—	*	—	*	Not applicable
Class R-3	148		47		Not applicable
Class R-4	36		13		Not applicable
Class R-5	Not applicable		1		Not applicable
Class R-6	Not applicable		1		Not applicable
Total class-specific expenses	$9,137		$2,522		$308

Growth and Income Portfolio

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class A	$6,311		$2,680		Not applicable
Class B	82		8		Not applicable
Class C	6,217		551		Not applicable
Class F-1	187		82		Not applicable
Class F-2	Not applicable		113		Not applicable
Class 529-A	517		235		$224
Class 529-B	12		1		1
Class 529-C	1,050		96		93
Class 529-E	63		7		11
Class 529-F-1	—		16		16
Class R-1	77		8		Not applicable
Class R-2	387		188		Not applicable
Class R-2E	—	*	—	*	Not applicable
Class R-3	170		54		Not applicable
Class R-4	67		25		Not applicable
Class R-5	Not applicable		1		Not applicable
Class R-6	Not applicable		1		Not applicable
Total class-specific expenses	$15,140		$4,066		$345

Balanced Portfolio

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class A	$4,704	$1,947		Not applicable
Class B	58	6		Not applicable
Class C	5,366	474		Not applicable
Class F-1	184	80		Not applicable
Class F-2	Not applicable	91		Not applicable
Class 529-A	359	154		$147
Class 529-B	8	1		1
Class 529-C	844	77		75
Class 529-E	33	4		6
Class 529-F-1	—	12		12
Class R-1	88	9		Not applicable
Class R-2	343	169		Not applicable
Class R-2E	—	—	*	Not applicable
Class R-3	249	77		Not applicable
Class R-4	112	41		Not applicable
Class R-5	Not applicable	5		Not applicable
Class R-6	Not applicable	1		Not applicable
Total class-specific expenses	$12,348	$3,148		$241

36	American Funds Portfolio Series

Income Portfolio

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class A	$4,730	$1,831		Not applicable
Class B	50	5		Not applicable
Class C	4,655	415		Not applicable
Class F-1	174	77		Not applicable
Class F-2	Not applicable	80		Not applicable
Class 529-A	162	62		$59
Class 529-B	5	1		1
Class 529-C	431	39		38
Class 529-E	29	3		5
Class 529-F-1	—	5		5
Class R-1	17	2		Not applicable
Class R-2	143	69		Not applicable
Class R-2E	—	—	*	Not applicable
Class R-3	75	23		Not applicable
Class R-4	39	14		Not applicable
Class R-5	Not applicable	1		Not applicable
Class R-6	Not applicable	—	*	Not applicable
Total class-specific expenses	$10,510	$2,627		$108

Tax-Advantaged Income Portfolio

	Distribution	Transfer agent
Share class	services	services
Class A	$1,618	$477
Class B	3	—*
Class C	808	71
Class F-1	46	20
Class F-2	Not applicable	31
Total class-specific expenses	$2,475	$599

Preservation Portfolio

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class A	$1,346		$438		Not applicable
Class B	13		1		Not applicable
Class C	1,065		94		Not applicable
Class F-1	31		13		Not applicable
Class F-2	Not applicable		16		Not applicable
Class 529-A	118		45		$43
Class 529-B	4		1		—	*
Class 529-C	235		22		21
Class 529-E	13		1		2
Class 529-F-1	—		7		8
Class R-1	10		1		Not applicable
Class R-2	81		38		Not applicable
Class R-2E	—	*	—	*	Not applicable
Class R-3	49		16		Not applicable
Class R-4	11		4		Not applicable
Class R-5	Not applicable		—	*	Not applicable
Class R-6	Not applicable		—	*	Not applicable
Total class-specific expenses	$2,976		$697		$74

Tax-Exempt Preservation Portfolio

	Distribution	Transfer agent
Share class	services	services
Class A	$571	$169
Class B	1	—	*
Class C	463	41
Class F-1	11	5
Class F-2	Not applicable	18
Total class-specific expenses	$1,046	$233

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows:

		Decrease in value of	Total trustees’
	Current fees	deferred amounts	compensation
Global Growth Portfolio	$9,298	$ (60)	$ 9,238
Growth Portfolio	18,012	(134)	17,878
Growth and Income Portfolio	29,290	(181)	29,109
Balanced Portfolio	22,746	(156)	22,590
Income Portfolio	19,142	(110)	19,032
Tax-Advantaged Income Portfolio	4,470	(33)	4,437
Preservation Portfolio	4,988	(32)	4,956
Tax-Exempt Preservation Portfolio	1,726	(9)	1,717

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

American Funds Portfolio Series	37

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2015, as follows (dollars in thousands):

	Purchases	Sales
Global Growth Portfolio	$508,085	$21,818
Growth Portfolio	1,262,381	6,063
Growth and Income Portfolio	1,488,472	11,871
Balanced Portfolio	1,735,624	428,012
Income Portfolio	850,029	8,208
Tax-Advantaged Income Portfolio	317,114	6,052
Preservation Portfolio	249,097	12,340
Tax-Exempt Preservation Portfolio	108,058	19,440

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

				Reinvestments of					Net increase
	Sales[1]			dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2015

Class A	$379,782	25,714		$18,397	1,273		$(114,558)	(7,820)	$283,621	19,167
Class B	453	31		35	3		(1,178)	(81)	(690)	(47)
Class C	91,150	6,247		2,564	179		(25,798)	(1,785)	67,916	4,641
Class F-1	34,846	2,359		1,017	70		(33,539)	(2,342)	2,324	87
Class F-2	34,994	2,365		1,103	76		(21,860)	(1,479)	14,237	962
Class 529-A	43,168	2,927		2,379	164		(11,079)	(754)	34,468	2,337
Class 529-B	56	4		8	1		(225)	(16)	(161)	(11)
Class 529-C	15,584	1,071		800	56		(4,146)	(285)	12,238	842
Class 529-E	2,291	157		89	6		(1,240)	(88)	1,140	75
Class 529-F-1	4,124	283		119	8		(511)	(34)	3,732	257
Class R-1	1,230	85		29	2		(376)	(26)	883	61
Class R-2	17,877	1,230		396	28		(4,283)	(295)	13,990	963
Class R-2E	1	—	[2]	—	—		— [2]	— [2]	1	— [2]
Class R-3	7,694	526		285	20		(2,147)	(148)	5,832	398
Class R-4	7,389	498		139	10		(2,842)	(194)	4,686	314
Class R-5	1,939	129		30	2		(372)	(25)	1,597	106
Class R-6	9,814	655		873	60		(4,542)	(307)	6,145	408
Total net increase (decrease)	$652,392	44,281		$28,263	1,958		$(228,696)	(15,679)	$451,959	30,560

Year ended October 31, 2014

Class A	$381,874	26,443		$5,057	355		$(74,717)	(5,177)	$312,214	21,621
Class B	1,322	93		12	1		(925)	(65)	409	29
Class C	80,666	5,640		582	41		(14,433)	(1,006)	66,815	4,675
Class F-1	20,065	1,390		312	22		(6,343)	(437)	14,034	975
Class F-2	25,394	1,752		292	21		(6,491)	(451)	19,195	1,322
Class 529-A	48,050	3,338		630	44		(3,876)	(267)	44,804	3,115
Class 529-B	151	11		3	—	[2]	(204)	(14)	(50)	(3)
Class 529-C	27,005	1,869		133	10		(2,656)	(183)	24,482	1,696
Class 529-E	2,056	141		18	1		(164)	(12)	1,910	130
Class 529-F-1	3,463	236		19	1		(513)	(35)	2,969	202
Class R-1	1,044	73		6	—	[2]	(335)	(23)	715	50
Class R-2	13,762	962		77	6		(1,802)	(126)	12,037	842
Class R-2E3	10	1		—	—		—	—	10	1
Class R-3	6,662	463		76	5		(975)	(68)	5,763	400
Class R-4	3,210	220		22	1		(407)	(28)	2,825	193
Class R-5	3,436	241		285	20		(23,979)	(1,653)	(20,258)	(1,392)
Class R-6	33,071	2,263		62	4		(4,079)	(274)	29,054	1,993
Total net increase (decrease)	$651,241	45,136		$7,586	532		$(141,899)	(9,819)	$516,928	35,849

38	American Funds Portfolio Series

Growth Portfolio

				Reinvestments of					Net increase
	Sales[1]			dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2015

Class A	$859,489	55,673		$44,170	2,919		$(209,748)	(13,649)	$693,911	44,943
Class B	1,207	79		121	8		(2,951)	(193)	(1,623)	(106)
Class C	237,543	15,566		7,036	469		(45,423)	(2,982)	199,156	13,053
Class F-1	37,177	2,406		1,290	85		(26,496)	(1,725)	11,971	766
Class F-2	62,599	4,043		1,943	128		(17,872)	(1,160)	46,670	3,011
Class 529-A	105,006	6,796		5,999	396		(15,096)	(975)	95,909	6,217
Class 529-B	155	10		27	2		(467)	(31)	(285)	(19)
Class 529-C	37,845	2,476		1,682	112		(6,615)	(432)	32,912	2,156
Class 529-E	3,898	254		332	22		(1,131)	(75)	3,099	201
Class 529-F-1	11,131	716		348	23		(1,333)	(85)	10,146	654
Class R-1	4,169	272		116	8		(2,062)	(137)	2,223	143
Class R-2	34,446	2,257		924	62		(8,019)	(528)	27,351	1,791
Class R-2E	7	—	[2]	—	—		—	—	7	— [2]
Class R-3	18,948	1,229		654	43		(4,477)	(293)	15,125	979
Class R-4	20,645	1,357		240	16		(4,724)	(310)	16,161	1,063
Class R-5	3,607	230		43	3		(248)	(16)	3,402	217
Class R-6	16,856	1,073		1,238	81		(7,964)	(519)	10,130	635
Total net increase (decrease)	$1,454,728	94,437		$66,163	4,377		$(354,626)	(23,110)	$1,166,265	75,704

Year ended October 31, 2014

Class A	$730,131	49,288		$6,127	422		$(122,579)	(8,273)	$613,679	41,437
Class B	2,717	187		14	1		(2,383)	(163)	348	25
Class C	163,107	11,133		547	38		(27,389)	(1,865)	136,265	9,306
Class F-1	25,414	1,712		184	12		(7,513)	(504)	18,085	1,220
Class F-2	31,862	2,144		322	22		(9,839)	(665)	22,345	1,501
Class 529-A	89,179	6,040		836	58		(8,180)	(549)	81,835	5,549
Class 529-B	570	39		2	—	[2]	(305)	(21)	267	18
Class 529-C	33,172	2,275		110	8		(5,287)	(359)	27,995	1,924
Class 529-E	6,183	418		36	2		(457)	(31)	5,762	389
Class 529-F-1	5,680	383		48	3		(952)	(64)	4,776	322
Class R-1	2,459	168		7	1		(589)	(40)	1,877	129
Class R-2	22,936	1,563		75	5		(4,454)	(300)	18,557	1,268
Class R-2E3	10	1		—	—		—	—	10	1
Class R-3	13,539	913		59	4		(2,104)	(142)	11,494	775
Class R-4	5,492	372		22	2		(1,447)	(99)	4,067	275
Class R-5	2,700	185		205	14		(23,018)	(1,557)	(20,113)	(1,358)
Class R-6	35,498	2,382		45	3		(4,471)	(296)	31,072	2,089
Total net increase (decrease)	$1,170,649	79,203		$8,639	595		$(220,967)	(14,928)	$958,321	64,870

See page 45 for footnotes.

American Funds Portfolio Series	39

Growth and Income Portfolio

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2015

Class A	$1,161,900	85,594	$93,342	6,904	$(379,576)	(28,062)	$875,666	64,436
Class B	1,465	108	235	17	(5,265)	(389)	(3,565)	(264)
Class C	332,505	24,616	14,292	1,058	(85,166)	(6,322)	261,631	19,352
Class F-1	43,278	3,196	2,212	164	(22,419)	(1,658)	23,071	1,702
Class F-2	79,853	5,869	3,158	233	(28,446)	(2,111)	54,565	3,991
Class 529-A	72,873	5,365	7,753	573	(19,770)	(1,462)	60,856	4,476
Class 529-B	278	20	33	2	(795)	(58)	(484)	(36)
Class 529-C	33,473	2,476	2,459	182	(11,790)	(872)	24,142	1,786
Class 529-E	4,928	362	349	26	(1,037)	(77)	4,240	311
Class 529-F-1	6,320	465	597	44	(3,965)	(293)	2,952	216
Class R-1	3,979	293	182	13	(3,277)	(249)	884	57
Class R-2	36,051	2,674	1,134	84	(11,191)	(837)	25,994	1,921
Class R-2E	—	—	—	—	—	—	—	—
Class R-3	18,976	1,404	952	71	(5,742)	(427)	14,186	1,048
Class R-4	30,242	2,240	570	42	(5,504)	(411)	25,308	1,871
Class R-5	1,980	147	64	5	(192)	(14)	1,852	138
Class R-6	19,808	1,456	1,266	94	(8,062)	(594)	13,012	956
Total net increase (decrease)	$1,847,909	136,285	$128,598	9,512	$(592,197)	(43,836)	$1,384,310	101,961

Year ended October 31, 2014

Class A	$1,188,510	89,492	$42,641	3,207	$(218,172)	(16,375)	$1,012,979	76,324
Class B	3,623	275	144	11	(4,466)	(337)	(699)	(51)
Class C	267,942	20,266	5,161	390	(47,769)	(3,600)	225,334	17,056
Class F-1	38,045	2,860	941	71	(12,746)	(951)	26,240	1,980
Class F-2	45,930	3,447	1,147	86	(11,205)	(843)	35,872	2,690
Class 529-A	85,353	6,450	3,721	280	(11,071)	(832)	78,003	5,898
Class 529-B	507	38	19	1	(520)	(39)	6	— [2]
Class 529-C	37,784	2,867	1,003	76	(7,374)	(557)	31,413	2,386
Class 529-E	4,209	320	166	13	(817)	(61)	3,558	272
Class 529-F-1	7,010	525	303	23	(2,017)	(149)	5,296	399
Class R-1	2,783	212	76	6	(636)	(48)	2,223	170
Class R-2	23,036	1,742	395	29	(4,626)	(349)	18,805	1,422
Class R-2E3	10	1	—	—	—	—	10	1
Class R-3	14,475	1,094	365	28	(2,426)	(184)	12,414	938
Class R-4	9,296	701	150	12	(1,864)	(141)	7,582	572
Class R-5	2,751	209	308	23	(22,576)	(1,695)	(19,517)	(1,463)
Class R-6	32,149	2,403	327	24	(3,146)	(233)	29,330	2,194
Total net increase (decrease)	$1,763,413	132,902	$56,867	4,280	$(351,431)	(26,394)	$1,468,849	110,788

40	American Funds Portfolio Series

Balanced Portfolio

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2015

Class A	$993,186	74,182	$42,191	3,167	$(265,868)	(19,887)	$769,509	57,462
Class B	1,287	97	78	6	(3,887)	(292)	(2,522)	(189)
Class C	320,596	24,034	6,320	475	(86,785)	(6,523)	240,131	17,986
Class F-1	40,031	2,988	1,392	104	(18,182)	(1,370)	23,241	1,722
Class F-2	61,782	4,608	1,716	129	(24,150)	(1,796)	39,348	2,941
Class 529-A	53,121	3,958	3,091	232	(19,522)	(1,457)	36,690	2,733
Class 529-B	275	20	10	1	(554)	(41)	(269)	(20)
Class 529-C	29,495	2,214	970	73	(13,972)	(1,045)	16,493	1,242
Class 529-E	3,062	228	105	8	(1,123)	(84)	2,044	152
Class 529-F-1	7,282	542	293	22	(2,783)	(205)	4,792	359
Class R-1	5,695	426	99	8	(3,745)	(281)	2,049	153
Class R-2	28,593	2,145	524	39	(10,781)	(812)	18,336	1,372
Class R-2E	—	—	—	—	—	—	—	—
Class R-3	37,736	2,825	789	59	(11,319)	(848)	27,206	2,036
Class R-4	23,800	1,772	829	62	(12,176)	(912)	12,453	922
Class R-5	3,790	283	211	16	(2,071)	(157)	1,930	142
Class R-6	50,760	3,800	1,274	95	(18,725)	(1,404)	33,309	2,491
Total net increase (decrease)	$1,660,491	124,122	$59,892	4,496	$(495,643)	(37,114)	$1,224,740	91,504

Year ended October 31, 2014

Class A	$839,652	64,923	$23,258	1,798	$(162,331)	(12,548)	$700,579	54,173
Class B	3,654	285	66	5	(3,542)	(275)	178	15
Class C	236,462	18,382	2,831	220	(40,487)	(3,139)	198,806	15,463
Class F-1	31,808	2,473	875	68	(14,047)	(1,083)	18,636	1,458
Class F-2	41,624	3,218	809	62	(10,788)	(832)	31,645	2,448
Class 529-A	57,964	4,477	1,829	142	(13,234)	(1,023)	46,559	3,596
Class 529-B	416	32	8	1	(560)	(44)	(136)	(11)
Class 529-C	34,417	2,678	507	39	(7,571)	(585)	27,353	2,132
Class 529-E	2,491	193	54	4	(894)	(69)	1,651	128
Class 529-F-1	5,326	409	200	16	(3,249)	(248)	2,277	177
Class R-1	3,904	303	52	4	(1,435)	(113)	2,521	194
Class R-2	22,822	1,778	223	17	(4,346)	(337)	18,699	1,458
Class R-2E3	10	1	—	—	—	—	10	1
Class R-3	24,012	1,856	343	26	(8,800)	(680)	15,555	1,202
Class R-4	17,242	1,335	530	41	(4,090)	(315)	13,682	1,061
Class R-5	5,494	427	240	19	(12,505)	(967)	(6,771)	(521)
Class R-6	35,684	2,758	455	35	(8,900)	(688)	27,239	2,105
Total net increase (decrease)	$1,362,982	105,528	$32,280	2,497	$(296,779)	(22,946)	$1,098,483	85,079

See page 45 for footnotes.

American Funds Portfolio Series	41

Income Portfolio

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2015

Class A	$811,243	68,593	$68,847	5,877	$(302,274)	(25,738)	$577,816	48,732
Class B	1,322	111	136	12	(3,808)	(323)	(2,350)	(200)
Class C	241,244	20,489	12,408	1,063	(87,525)	(7,490)	166,127	14,062
Class F-1	32,198	2,738	2,319	198	(21,841)	(1,873)	12,676	1,063
Class F-2	41,280	3,490	2,560	218	(23,418)	(1,995)	20,422	1,713
Class 529-A	23,319	1,974	2,239	191	(14,235)	(1,208)	11,323	957
Class 529-B	104	9	14	1	(372)	(32)	(254)	(22)
Class 529-C	15,014	1,273	1,130	97	(10,186)	(868)	5,958	502
Class 529-E	2,442	205	181	16	(931)	(79)	1,692	142
Class 529-F-1	3,260	274	200	17	(1,633)	(138)	1,827	153
Class R-1	615	52	46	4	(674)	(57)	(13)	(1)
Class R-2	10,569	897	505	43	(3,124)	(269)	7,950	671
Class R-2E	—	—	—	—	—	—	—	—
Class R-3	9,191	780	463	39	(2,375)	(203)	7,279	616
Class R-4	14,157	1,195	496	42	(4,537)	(383)	10,116	854
Class R-5	1,447	122	89	8	(689)	(59)	847	71
Class R-6	9,121	776	515	44	(4,103)	(348)	5,533	472
Total net increase (decrease)	$1,216,526	102,978	$92,148	7,870	$(481,725)	(41,063)	$826,949	69,785

Year ended October 31, 2014

Class A	$791,213	67,433	$44,191	3,773	$(198,083)	(16,905)	$637,321	54,301
Class B	2,782	239	151	13	(3,308)	(283)	(375)	(31)
Class C	193,782	16,577	7,239	620	(47,081)	(4,029)	153,940	13,168
Class F-1	29,974	2,556	1,614	138	(13,950)	(1,189)	17,638	1,505
Class F-2	31,522	2,671	1,486	127	(11,189)	(954)	21,819	1,844
Class 529-A	28,091	2,398	1,577	135	(8,811)	(753)	20,857	1,780
Class 529-B	383	33	17	2	(407)	(35)	(7)	—
Class 529-C	16,091	1,380	834	71	(7,701)	(658)	9,224	793
Class 529-E	2,636	225	106	9	(724)	(61)	2,018	173
Class 529-F-1	2,603	223	116	10	(706)	(61)	2,013	172
Class R-1	961	81	29	2	(226)	(19)	764	64
Class R-2	7,046	604	300	26	(2,811)	(241)	4,535	389
Class R-2E3	10	1	—	—	—	—	10	1
Class R-3	6,334	542	273	23	(2,148)	(181)	4,459	384
Class R-4	5,338	448	237	20	(2,416)	(207)	3,159	261
Class R-5	3,710	317	203	17	(10,662)	(906)	(6,749)	(572)
Class R-6	13,130	1,113	229	20	(3,509)	(296)	9,850	837
Total net increase (decrease)	$1,135,606	96,841	$58,602	5,006	$(313,732)	(26,778)	$880,476	75,069

42	American Funds Portfolio Series

Tax-Advantaged Income Portfolio

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2015

Class A	$293,454	23,513	$15,025	1,217		$(68,055)	(5,486)	$240,424	19,244
Class B	94	8	5	—	[2]	(205)	(17)	(106)	(9)
Class C	54,518	4,389	1,749	142		(15,347)	(1,237)	40,920	3,294
Class F-1	9,213	740	522	42		(2,800)	(225)	6,935	557
Class F-2	22,531	1,802	828	67		(6,687)	(541)	16,672	1,328
Total net increase (decrease)	$379,810	30,452	$18,129	1,468		$(93,094)	(7,506)	$304,845	24,414

Year ended October 31, 2014

Class A	$195,792	16,196	$8,405	697		$(34,806)	(2,911)	$169,391	13,982
Class B	203	17	7	1		(164)	(14)	46	4
Class C	34,554	2,873	913	76		(5,702)	(474)	29,765	2,475
Class F-1	9,455	787	380	32		(6,177)	(518)	3,658	301
Class F-2	13,008	1,070	304	25		(1,748)	(143)	11,564	952
Total net increase (decrease)	$253,012	20,943	$10,009	831		$(48,597)	(4,060)	$214,424	17,714

See page 45 for footnotes.

American Funds Portfolio Series	43

Preservation Portfolio

			Reinvestments of					Net increase
	Sales[1]		dividends			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2015

Class A	$318,904	32,012	$5,359	538		$(178,287)	(17,897)	$145,976	14,653
Class B	878	88	5	1		(1,352)	(136)	(469)	(47)
Class C	73,837	7,422	415	42		(37,487)	(3,768)	36,765	3,696
Class F-1	14,656	1,471	138	14		(3,099)	(311)	11,695	1,174
Class F-2	15,508	1,556	199	20		(6,873)	(689)	8,834	887
Class 529-A	26,598	2,669	509	51		(14,828)	(1,489)	12,279	1,231
Class 529-B	283	28	1	—	[2]	(265)	(27)	19	1
Class 529-C	10,022	1,007	70	7		(7,806)	(785)	2,286	229
Class 529-E	1,120	113	20	2		(926)	(93)	214	22
Class 529-F-1	4,805	483	110	11		(2,665)	(268)	2,250	226
Class R-1	718	72	4	—	[2]	(306)	(30)	416	42
Class R-2	10,448	1,051	43	4		(4,094)	(412)	6,397	643
Class R-2E	—	—	—	—		—	—	—	—
Class R-3	9,569	962	82	8		(4,489)	(451)	5,162	519
Class R-4	4,929	495	50	5		(1,593)	(160)	3,386	340
Class R-5	631	63	7	1		(457)	(46)	181	18
Class R-6	3,728	374	91	9		(2,571)	(258)	1,248	125
Total net increase (decrease)	$496,634	49,866	$7,103	713		$(267,098)	(26,820)	$236,639	23,759

Year ended October 31, 2014

Class A	$250,926	25,263	$3,639	367		$(152,578)	(15,376)	$101,987	10,254
Class B	656	66	5	—	[2]	(1,320)	(133)	(659)	(67)
Class C	55,990	5,644	200	20		(30,244)	(3,052)	25,946	2,612
Class F-1	7,148	720	63	6		(4,074)	(411)	3,137	315
Class F-2	11,867	1,192	92	9		(5,950)	(600)	6,009	601
Class 529-A	21,342	2,152	360	36		(10,852)	(1,094)	10,850	1,094
Class 529-B	304	31	1	—	[2]	(423)	(43)	(118)	(12)
Class 529-C	11,855	1,195	36	4		(7,054)	(712)	4,837	487
Class 529-E	857	86	16	2		(617)	(62)	256	26
Class 529-F-1	3,285	330	75	8		(1,353)	(136)	2,007	202
Class R-1	480	48	1	—	[2]	(397)	(40)	84	8
Class R-2	4,912	496	14	1		(3,113)	(314)	1,813	183
Class R-2E3	10	1	—	—		—	—	10	1
Class R-3	3,855	388	37	4		(1,236)	(125)	2,656	267
Class R-4	2,607	262	24	3		(1,205)	(121)	1,426	144
Class R-5	2,552	257	35	4		(6,330)	(637)	(3,743)	(376)
Class R-6	7,020	706	33	3		(1,124)	(112)	5,929	597
Total net increase (decrease)	$385,666	38,837	$4,631	467		$(227,870)	(22,968)	$162,427	16,336

44	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

			Reinvestments of					Net increase
	Sales[1]		dividends			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2015

Class A	$125,006	12,577	$4,432	447		$(63,866)	(6,428)	$65,572	6,596
Class B	55	6	1	—	[2]	(59)	(6)	(3)	— [2]
Class C	22,636	2,282	757	76		(13,747)	(1,385)	9,646	973
Class F-1	1,895	191	106	11		(1,567)	(158)	434	44
Class F-2	17,075	1,721	440	44		(4,748)	(478)	12,767	1,287
Total net increase (decrease)	$166,667	16,777	$5,736	578		$(83,987)	(8,455)	$88,416	8,900

Year ended October 31, 2014

Class A	$73,478	7,409	$3,341	337		$(42,692)	(4,326)	$34,127	3,420
Class B	34	4	1	—	[2]	(80)	(8)	(45)	(4)
Class C	18,488	1,865	699	71		(16,187)	(1,641)	3,000	295
Class F-1	1,959	197	106	11		(3,075)	(312)	(1,010)	(104)
Class F-2	6,165	620	237	24		(3,678)	(373)	2,724	271
Total net increase (decrease)	$100,124	10,095	$4,384	443		$(65,712)	(6,660)	$38,796	3,878

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-2E shares were offered beginning August 29, 2014.

American Funds Portfolio Series	45

Financial highlights

Global Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/15	$14.82	$.15	$(.03)	$.12	$(.14)	$(.22)	$(.36)	$14.58	.85%		$990	.45%		.35%		.84%		1.02%
10/31/14	13.92	.14	.92	1.06	(.15)	(.01)	(.16)	14.82	7.71		722	.44		.34		.83		.96
10/31/13	11.17	.11	2.79	2.90	(.14)	(.01)	(.15)	13.92	26.18		377	.50		.40		.90		.85
10/31/12[6,7]	10.00	.03	1.14	1.17	—	—	—	11.17	11.70	[8]	53	.25	[8]	.20	[8]	.71	[8]	.29	[8]
Class B:
10/31/15	14.66	.06	(.06)	—	— [9]	(.22)	(.22)	14.44	.05		2	1.23		1.13		1.62		.41
10/31/14	13.81	.03	.90	.93	(.07)	(.01)	(.08)	14.66	6.82		2	1.25		1.15		1.64		.23
10/31/13	11.13	.02	2.78	2.80	(.11)	(.01)	(.12)	13.81	25.32		2	1.28		1.18		1.68		.13
10/31/12[6,7]	10.00	(.01)	1.14	1.13	—	—	—	11.13	11.30	[8]	1	.56	[8]	.51	[8]	1.02	[8]	(.08)[8]
Class C:
10/31/15	14.63	.03	(.02)	.01	(.05)	(.22)	(.27)	14.37	.06		198	1.22		1.12		1.61		.22
10/31/14	13.79	.02	.93	.95	(.10)	(.01)	(.11)	14.63	6.92		134	1.24		1.14		1.63		.14
10/31/13	11.13	.01	2.78	2.79	(.12)	(.01)	(.13)	13.79	25.27		62	1.26		1.16		1.66		.04
10/31/12[6,7]	10.00	(.02)	1.15	1.13	—	—	—	11.13	11.30	[8]	8	.56	[8]	.51	[8]	1.02	[8]	(.17)[8]
Class F-1:
10/31/15	14.82	.15	(.04)	.11	(.13)	(.22)	(.35)	14.58	.77		39	.50		.40		.89		1.01
10/31/14	13.92	.13	.93	1.06	(.15)	(.01)	(.16)	14.82	7.69		39	.51		.41		.90		.92
10/31/13	11.17	.08	2.82	2.90	(.14)	(.01)	(.15)	13.92	26.23		23	.53		.43		.93		.59
10/31/12[6,7]	10.00	.03	1.14	1.17	—	—	—	11.17	11.70	[8]	2	.19	[8]	.14	[8]	.65	[8]	.28	[8]
Class F-2:
10/31/15	14.87	.19	(.04)	.15	(.16)	(.22)	(.38)	14.64	1.08		55	.24		.14		.63		1.28
10/31/14	13.96	.17	.92	1.09	(.17)	(.01)	(.18)	14.87	7.90		41	.24		.14		.63		1.15
10/31/13	11.18	.12	2.82	2.94	(.15)	(.01)	(.16)	13.96	26.57		20	.27		.17		.67		.96
10/31/12[6,7]	10.00	.04	1.14	1.18	—	—	—	11.18	11.80	[8]	1	.11	[8]	.06	[8]	.57	[8]	.37	[8]
Class 529-A:
10/31/15	14.81	.14	(.04)	.10	(.13)	(.22)	(.35)	14.56	.73		126	.51		.41		.90		.97
10/31/14	13.91	.13	.93	1.06	(.15)	(.01)	(.16)	14.81	7.70		94	.51		.41		.90		.87
10/31/13	11.16	.12	2.78	2.90	(.14)	(.01)	(.15)	13.91	26.27		45	.50		.40		.90		.96
10/31/12[6,7]	10.00	.02	1.14	1.16	—	—	—	11.16	11.60	[8]	9	.23	[8]	.18	[8]	.69	[8]	.21	[8]

46	American Funds Portfolio Series

Global Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-B:
10/31/15	$14.65	$.05	$(.06)	$(.01)	$—	$(.22)	$(.22)	$14.42	(.04)%		$—	[10]	1.32%		1.22%		1.71%		.31%
10/31/14	13.80	.03	.90	.93	(.07)	(.01)	(.08)	14.65	6.79		1		1.33		1.23		1.72		.21
10/31/13	11.14	.03	2.75	2.78	(.11)	(.01)	(.12)	13.80	25.11		1		1.38		1.28		1.78		.21
10/31/12[6,7]	10.00	(.03)	1.17	1.14	—	—	—	11.14	11.40	[8]	—	[10]	.59	[8]	.54	[8]	1.05	[8]	(.26)[8]
Class 529-C:
10/31/15	14.61	.03	(.04)	(.01)	(.04)	(.22)	(.26)	14.34	(.02)		53		1.31		1.21		1.70		.18
10/31/14	13.78	— [9]	.92	.92	(.08)	(.01)	(.09)	14.61	6.76		42		1.32		1.22		1.71		(.03)
10/31/13	11.12	(.01)	2.80	2.79	(.12)	(.01)	(.13)	13.78	25.23		16		1.36		1.26		1.76		(.06)
10/31/12[6,7]	10.00	(.02)	1.14	1.12	—	—	—	11.12	11.20	[8]	2		.60	[8]	.56	[8]	1.07	[8]	(.18)[8]
Class 529-E:
10/31/15	14.75	.10	(.02)	.08	(.11)	(.22)	(.33)	14.50	.55		5		.78		.68		1.17		.69
10/31/14	13.88	.08	.93	1.01	(.13)	(.01)	(.14)	14.75	7.33		4		.79		.69		1.18		.55
10/31/13	11.16	.06	2.80	2.86	(.13)	(.01)	(.14)	13.88	25.89		2		.82		.72		1.22		.49
10/31/12[6,7]	10.00	.01	1.15	1.16	—	—	—	11.16	11.60	[8]	—	[10]	.33	[8]	.29	[8]	.80	[8]	.08 [8]
Class 529-F-1:
10/31/15	14.85	.17	(.03)	.14	(.16)	(.22)	(.38)	14.61	.98		8		.31		.21		.70		1.12
10/31/14	13.94	.14	.94	1.08	(.16)	(.01)	(.17)	14.85	7.85		4		.31		.21		.70		.96
10/31/13	11.18	.16	2.76	2.92	(.15)	(.01)	(.16)	13.94	26.37		1		.37		.27		.77		1.26
10/31/12[6,7]	10.00	.03	1.15	1.18	—	—	—	11.18	11.80	[8]	—	[10]	.16	[8]	.11	[8]	.62	[8]	.23 [8]
Class R-1:
10/31/15	14.65	.02	(.02)	—	(.04)	(.22)	(.26)	14.39	.03		2		1.23		1.13		1.62		.17
10/31/14	13.81	.02	.92	.94	(.09)	(.01)	(.10)	14.65	6.86		2		1.25		1.15		1.64		.13
10/31/13	11.14	.02	2.78	2.80	(.12)	(.01)	(.13)	13.81	25.28		1		1.25		1.15		1.65		.13
10/31/12[6,7]	10.00	— [9]	1.14	1.14	—	—	—	11.14	11.40	[8]	—	[10]	.51	[8]	.47	[8]	.98	[8]	(.04)[8]
Class R-2:
10/31/15	14.62	.02	(.02)	—	(.05)	(.22)	(.27)	14.35	.03		33		1.25		1.15		1.64		.17
10/31/14	13.80	— [9]	.93	.93	(.10)	(.01)	(.11)	14.62	6.82		19		1.30		1.20		1.69		.03
10/31/13	11.15	(.02)	2.81	2.79	(.13)	(.01)	(.14)	13.80	25.24		7		1.27		1.17		1.67		(.18)
10/31/12[6,7]	10.00	(.02)	1.17	1.15	—	—	—	11.15	11.50	[8]	1		.47	[8]	.42	[8]	.93	[8]	(.21)[8]

See page 66 for footnotes.

American Funds Portfolio Series	47

Financial highlights (continued)

Global Growth Portfolio

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-2E:
10/31/15	$14.82	$.17		$(.04)	$.13	$(.16)	$(.22)	$(.38)	$14.57	.94%[11]		$—	[10]	.38%[11]		.27%[11]		.76%[11]		1.18%[11]
10/31/14[6,12]	15.02	.01		(.21)	(.20)	—	—	—	14.82	(1.33)[8,13]		—	[10]	.06	[8,13]	.04	[8,13]	.53	[8,13]	.09	[8,13]
Class R-3:
10/31/15	14.74	.10		(.03)	.07	(.10)	(.22)	(.32)	14.49	.48		18		.79		.69		1.18		.66
10/31/14	13.86	.09		.92	1.01	(.12)	(.01)	(.13)	14.74	7.38		13		.82		.72		1.21		.60
10/31/13	11.16	.05		2.80	2.85	(.14)	(.01)	(.15)	13.86	25.77		6		.83		.73		1.23		.36
10/31/12[6,7]	10.00	.04		1.12	1.16	—	—	—	11.16	11.60	[8]	—	[10]	.33	[8]	.29	[8]	.80	[8]	.39	[8]
Class R-4:
10/31/15	14.82	.15		(.04)	.11	(.14)	(.22)	(.36)	14.57	.81		9		.47		.37		.86		1.00
10/31/14	13.93	.12		.93	1.05	(.15)	(.01)	(.16)	14.82	7.62		4		.48		.38		.87		.81
10/31/13	11.18	.14		2.77	2.91	(.15)	(.01)	(.16)	13.93	26.27		1		.49		.39		.89		1.11
10/31/12[6,7]	10.00	—	[9]	1.18	1.18	—	—	—	11.18	11.80	[8]	—	[10]	.21	[8]	.16	[8]	.67	[8]	(.02)[8]
Class R-5:
10/31/15	14.88	.16		— [9]	.16	(.12)	(.22)	(.34)	14.70	1.13		3		.18		.08		.57		1.10
10/31/14	13.97	.27		.82	1.09	(.17)	(.01)	(.18)	14.88	7.92		1		.21		.11		.60		1.84
10/31/13	11.18	.18		2.77	2.95	(.15)	(.01)	(.16)	13.97	26.66		20		.23		.13		.63		1.47
10/31/12[6,7]	10.00	.03		1.15	1.18	—	—	—	11.18	11.80	[8]	11		.10	[8]	.05	[8]	.56	[8]	.30	[8]
Class R-6:
10/31/15	14.95	.20		(.04)	.16	(.17)	(.22)	(.39)	14.72	1.15		39		.14		.04		.53		1.36
10/31/14	14.02	.14		.98	1.12	(.18)	(.01)	(.19)	14.95	8.07		33		.14		.04		.53		.96
10/31/13	11.17	.10		2.85	2.95	(.09)	(.01)	(.10)	14.02	26.57		3		.18		.08		.58		.79
10/31/12[6,7]	10.00	.05		1.12	1.17	—	—	—	11.17	11.70	[8]	—	[10]	.13	[8]	.08	[8]	.59	[8]	.52	[8]

48	American Funds Portfolio Series

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/15	$15.36	$.10	$.43	$.53	$(.12)	$(.36)	$(.48)	$15.41	3.48%		$2,042	.42%		.32%		.75%		.65%
10/31/14	14.02	.07	1.39	1.46	(.08)	(.04)	(.12)	15.36	10.46		1,345	.42		.32		.75		.47
10/31/13	11.02	.09	3.02	3.11	(.11)	—	(.11)	14.02	28.45		646	.45		.35		.79		.67
10/31/12[6,7]	10.00	.02	1.00	1.02	—	—	—	11.02	10.20	[8]	108	.24	[8]	.19	[8]	.64	[8]	.15 [8]
Class B:
10/31/15	15.18	— [9]	.41	.41	—	(.36)	(.36)	15.23	2.70		4	1.23		1.13		1.56		.01
10/31/14	13.89	(.04)	1.37	1.33	—	(.04)	(.04)	15.18	9.58		5	1.24		1.14		1.57		(.28)
10/31/13	10.98	— [9]	3.00	3.00	(.09)	—	(.09)	13.89	27.47		5	1.26		1.16		1.60		(.04)
10/31/12[6,7]	10.00	(.02)	1.00	.98	—	—	—	10.98	9.80	[8]	1	.55	[8]	.51	[8]	.96	[8]	(.23)[8]
Class C:
10/31/15	15.16	(.03)	.44	.41	(.03)	(.36)	(.39)	15.18	2.69		458	1.21		1.11		1.54		(.18)
10/31/14	13.89	(.05)	1.38	1.33	(.02)	(.04)	(.06)	15.16	9.60		259	1.23		1.13		1.56		(.35)
10/31/13	10.98	(.02)	3.02	3.00	(.09)	—	(.09)	13.89	27.52		108	1.24		1.14		1.58		(.17)
10/31/12[6,7]	10.00	(.03)	1.01	.98	—	—	—	10.98	9.80	[8]	14	.55	[8]	.50	[8]	.95	[8]	(.27)[8]
Class F-1:
10/31/15	15.35	.09	.43	.52	(.11)	(.36)	(.47)	15.40	3.42		51	.49		.39		.82		.61
10/31/14	14.01	.06	1.40	1.46	(.08)	(.04)	(.12)	15.35	10.44		40	.50		.40		.83		.41
10/31/13	11.02	.08	3.02	3.10	(.11)	—	(.11)	14.01	28.41		19	.51		.41		.85		.64
10/31/12[6,7]	10.00	.02	1.00	1.02	—	—	—	11.02	10.20	[8]	3	.19	[8]	.15	[8]	.60	[8]	.19 [8]
Class F-2:
10/31/15	15.41	.13	.43	.56	(.14)	(.36)	(.50)	15.47	3.68		104	.23		.13		.56		.82
10/31/14	14.05	.10	1.40	1.50	(.10)	(.04)	(.14)	15.41	10.69		57	.24		.14		.57		.66
10/31/13	11.03	.08	3.06	3.14	(.12)	—	(.12)	14.05	28.75		31	.26		.16		.60		.64
10/31/12[6,7]	10.00	.03	1.00	1.03	—	—	—	11.03	10.30	[8]	2	.09	[8]	.05	[8]	.50	[8]	.27 [8]
Class 529-A:
10/31/15	15.35	.09	.43	.52	(.11)	(.36)	(.47)	15.40	3.43		280	.49		.39		.82		.58
10/31/14	14.01	.06	1.40	1.46	(.08)	(.04)	(.12)	15.35	10.43		184	.49		.39		.82		.40
10/31/13	11.01	.09	3.02	3.11	(.11)	—	(.11)	14.01	28.49		90	.49		.39		.83		.71
10/31/12[6,7]	10.00	.01	1.00	1.01	—	—	—	11.01	10.10	[8]	21	.23	[8]	.18	[8]	.63	[8]	.09 [8]

See page 66 for footnotes.

American Funds Portfolio Series	49

Financial highlights (continued)

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-B:
10/31/15	$15.17	$(.02)	$.41	$.39	$—	$(.36)	$(.36)	$15.20	2.56%		$1	1.31%		1.21%		1.64%		(.12)%
10/31/14	13.89	(.06)	1.38	1.32	—	(.04)	(.04)	15.17	9.51		1	1.32		1.22		1.65		(.41)
10/31/13	10.98	.01	2.97	2.98	(.07)	—	(.07)	13.89	27.33		1	1.36		1.26		1.70		.04
10/31/12[6,7]	10.00	(.02)	1.00	.98	—	—	—	10.98	9.80	[8]	1	.59	[8]	.55	[8]	1.00	[8]	(.23)[8]
Class 529-C:
10/31/15	15.15	(.04)	.44	.40	(.01)	(.36)	(.37)	15.18	2.64		98	1.31		1.21		1.64		(.24)
10/31/14	13.88	(.06)	1.37	1.31	— [9]	(.04)	(.04)	15.15	9.45		65	1.31		1.21		1.64		(.41)
10/31/13	10.98	(.02)	3.00	2.98	(.08)	—	(.08)	13.88	27.35		33	1.34		1.24		1.68		(.15)
10/31/12[6,7]	10.00	(.03)	1.01	.98	—	—	—	10.98	9.80	[8]	8	.60	[8]	.55	[8]	1.00	[8]	(.30)[8]
Class 529-E:
10/31/15	15.27	.05	.43	.48	(.08)	(.36)	(.44)	15.31	3.14		14	.77		.67		1.10		.34
10/31/14	13.96	.01	1.39	1.40	(.05)	(.04)	(.09)	15.27	10.08		11	.78		.68		1.11		.09
10/31/13	11.00	.05	3.02	3.07	(.11)	—	(.11)	13.96	28.14		5	.80		.70		1.14		.39
10/31/12[6,7]	10.00	(.01)	1.01	1.00	—	—	—	11.00	10.00	[8]	1	.35	[8]	.30	[8]	.75	[8]	(.05)[8]
Class 529-F-1:
10/31/15	15.39	.11	.45	.56	(.14)	(.36)	(.50)	15.45	3.64		20	.30		.20		.63		.70
10/31/14	14.04	.09	1.39	1.48	(.09)	(.04)	(.13)	15.39	10.60		10	.31		.21		.64		.59
10/31/13	11.03	.11	3.02	3.13	(.12)	—	(.12)	14.04	28.73		4	.34		.24		.68		.90
10/31/12[6,7]	10.00	.02	1.01	1.03	—	—	—	11.03	10.20	[8]	1	.14	[8]	.10	[8]	.55	[8]	.16 [8]
Class R-1:
10/31/15	15.19	(.03)	.44	.41	(.02)	(.36)	(.38)	15.22	2.66		7	1.22		1.12		1.55		(.19)
10/31/14	13.90	(.05)	1.38	1.33	—	(.04)	(.04)	15.19	9.57		5	1.24		1.14		1.57		(.34)
10/31/13	10.99	.01	2.99	3.00	(.09)	—	(.09)	13.90	27.52		3	1.24		1.14		1.58		.11
10/31/12[6,7]	10.00	(.04)	1.03	.99	—	—	—	10.99	9.90	[8]	1	.56	[8]	.51	[8]	.96	[8]	(.34)[8]
Class R-2:
10/31/15	15.16	(.03)	.43	.40	(.02)	(.36)	(.38)	15.18	2.65		61	1.24		1.14		1.57		(.21)
10/31/14	13.90	(.06)	1.39	1.33	(.03)	(.04)	(.07)	15.16	9.55		34	1.29		1.19		1.62		(.42)
10/31/13	11.00	(.03)	3.03	3.00	(.10)	—	(.10)	13.90	27.44		13	1.24		1.14		1.58		(.22)
10/31/12[6,7]	10.00	(.03)	1.03	1.00	—	—	—	11.00	10.00	[8]	2	.48	[8]	.44	[8]	.89	[8]	(.27)[8]

50	American Funds Portfolio Series

Growth Portfolio

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-2E:
10/31/15	$15.36	$.07		$.45	$.52	$(.14)	$(.36)	$(.50)	$15.38	3.43%[11]		$—	[10]	.52%[11]		.42%[11]		.85%[11]		.48%[11]
10/31/14[6,12]	15.54	.01		(.19)	(.18)	—	—	—	15.36	(1.16)[8,13]		—	[10]	.06	[8,13]	.04	[8,13]	.47	[8,13]	.06	[8,13]
Class R-3:
10/31/15	15.29	.04		.43	.47	(.08)	(.36)	(.44)	15.32	3.07		37		.78		.68		1.11		.25
10/31/14	13.97	.01		1.39	1.40	(.04)	(.04)	(.08)	15.29	10.07		22		.81		.71		1.14		.06
10/31/13	11.01	.01		3.05	3.06	(.10)	—	(.10)	13.97	28.02		9		.81		.71		1.15		.06
10/31/12[6,7]	10.00	.02		.99	1.01	—	—	—	11.01	10.10	[8]	—	[10]	.32	[8]	.27	[8]	.72	[8]	.19	[8]
Class R-4:
10/31/15	15.36	.06		.46	.52	(.12)	(.36)	(.48)	15.40	3.42		23		.47		.37		.80		.40
10/31/14	14.02	.06		1.40	1.46	(.08)	(.04)	(.12)	15.36	10.44		7		.47		.37		.80		.39
10/31/13	11.03	.08		3.03	3.11	(.12)	—	(.12)	14.02	28.45		2		.46		.36		.80		.62
10/31/12[6,7]	10.00	—	[9]	1.03	1.03	—	—	—	11.03	10.30	[8]	—	[10]	.18	[8]	.13	[8]	.58	[8]	.04	[8]
Class R-5:
10/31/15	15.42	.10		.47	.57	(.10)	(.36)	(.46)	15.53	3.76		5		.17		.07		.50		.66
10/31/14	14.06	.15		1.35	1.50	(.10)	(.04)	(.14)	15.42	10.72		1		.20		.10		.53		1.03
10/31/13	11.03	.14		3.01	3.15	(.12)	—	(.12)	14.06	28.84		20		.20		.10		.54		1.12
10/31/12[6,7]	10.00	.03		1.00	1.03	—	—	—	11.03	10.30	[8]	9		.09	[8]	.04	[8]	.49	[8]	.24	[8]
Class R-6:
10/31/15	15.43	.16		.42	.58	(.15)	(.36)	(.51)	15.50	3.83		46		.13		.03		.46		1.00
10/31/14	14.07	.09		1.41	1.50	(.10)	(.04)	(.14)	15.43	10.75		36		.13		.03		.46		.59
10/31/13	11.03	.07		3.08	3.15	(.11)	—	(.11)	14.07	28.84		4		.15		.05		.49		.52
10/31/12[6,7]	10.00	.05		.98	1.03	—	—	—	11.03	10.30	[8]	—	[10]	.12	[8]	.07	[8]	.52	[8]	.46	[8]

See page 66 for footnotes.

American Funds Portfolio Series	51

Financial highlights (continued)

Growth and Income Portfolio

		Income (loss) from
		investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/15	$13.80	$.26	$(.17)	$.09	$(.27)	$(.18)	$(.45)	$13.44	.70%		$3,363.42%			.32%		.69%		1.95%
10/31/14	12.74	.28	1.08	1.36	(.29)	(.01)	(.30)	13.80	10.77		2,564.42			.32		.69		2.08
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	20.01		1,394.43			.33		.70		2.19
10/31/12[6,7]	10.00	.09	.87	.96	(.08)	—	(.08)	10.88	9.63	[8]	300.23		[8]	.18	[8]	.56	[8]	.89	[8]
Class B:
10/31/15	13.77	.17	(.19)	(.02)	(.15)	(.18)	(.33)	13.42	(.10)		6	1.22		1.12		1.49		1.25
10/31/14	12.71	.18	1.06	1.24	(.17)	(.01)	(.18)	13.77	9.88		10	1.23		1.13		1.50		1.33
10/31/13	10.86	.17	1.88	2.05	(.20)	—	(.20)	12.71	19.08		10	1.25		1.15		1.52		1.47
10/31/12[6,7]	10.00	.06	.87	.93	(.07)	—	(.07)	10.86	9.30	[8]	4.55		[8]	.50	[8]	.88	[8]	.59	[8]
Class C:
10/31/15	13.74	.15	(.17)	(.02)	(.17)	(.18)	(.35)	13.37	(.12)		737	1.21		1.11		1.48		1.14
10/31/14	12.69	.17	1.08	1.25	(.19)	(.01)	(.20)	13.74	9.93		491	1.22		1.12		1.49		1.27
10/31/13	10.86	.16	1.88	2.04	(.21)	—	(.21)	12.69	19.03		237	1.22		1.12		1.49		1.36
10/31/12[6,7]	10.00	.06	.87	.93	(.07)	—	(.07)	10.86	9.30	[8]	40.54		[8]	.50	[8]	.88	[8]	.53	[8]
Class F-1:
10/31/15	13.80	.26	(.18)	.08	(.26)	(.18)	(.44)	13.44	.64		84.48			.38		.75		1.90
10/31/14	12.74	.27	1.08	1.35	(.28)	(.01)	(.29)	13.80	10.70		63.49			.39		.76		2.00
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	19.98		33.49			.39		.76		2.16
10/31/12[6,7]	10.00	.08	.88	.96	(.08)	—	(.08)	10.88	9.66	[8]	7.20		[8]	.15	[8]	.53	[8]	.79	[8]
Class F-2:
10/31/15	13.82	.28	(.16)	.12	(.30)	(.18)	(.48)	13.46	.88		125.23			.13		.50		2.08
10/31/14	12.75	.30	1.09	1.39	(.31)	(.01)	(.32)	13.82	11.03		73.23			.13		.50		2.27
10/31/13	10.89	.28	1.88	2.16	(.30)	—	(.30)	12.75	20.22		33.24			.14		.51		2.31
10/31/12[6,7]	10.00	.11	.87	.98	(.09)	—	(.09)	10.89	9.81	[8]	4.09		[8]	.04	[8]	.42	[8]	1.06	[8]
Class 529-A:
10/31/15	13.80	.25	(.17)	.08	(.26)	(.18)	(.44)	13.44	.61		276.51			.41		.78		1.87
10/31/14	12.74	.27	1.07	1.34	(.27)	(.01)	(.28)	13.80	10.67		221.51			.41		.78		2.00
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	19.95		129.49			.39		.76		2.17
10/31/12[6,7]	10.00	.09	.87	.96	(.08)	—	(.08)	10.88	9.61	[8]	36.26		[8]	.22	[8]	.60	[8]	.84	[8]

52	American Funds Portfolio Series

Growth and Income Portfolio

		Income (loss) from
		investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-B:
10/31/15	$13.77	$.15	$(.18)	$(.03)	$(.14)	$(.18)	$(.32)	$13.42	(.19)%		$1	1.31%		1.21%		1.58%		1.11%
10/31/14	12.71	.16	1.07	1.23	(.16)	(.01)	(.17)	13.77	9.79		2	1.32		1.22		1.59		1.21
10/31/13	10.86	.17	1.87	2.04	(.19)	—	(.19)	12.71	18.99		1	1.34		1.24		1.61		1.45
10/31/12[6,7]	10.00	.06	.86	.92	(.06)	—	(.06)	10.86	9.25	[8]	1.59		[8]	.54	[8]	.92	[8]	.53	[8]
Class 529-C:
10/31/15	13.74	.15	(.17)	(.02)	(.16)	(.18)	(.34)	13.38	(.15)		114	1.30		1.20		1.57		1.08
10/31/14	12.69	.16	1.07	1.23	(.17)	(.01)	(.18)	13.74	9.81		93	1.31		1.21		1.58		1.20
10/31/13	10.86	.16	1.86	2.02	(.19)	—	(.19)	12.69	18.86		56	1.33		1.23		1.60		1.33
10/31/12[6,7]	10.00	.05	.88	.93	(.07)	—	(.07)	10.86	9.29	[8]	15.59		[8]	.54	[8]	.92	[8]	.49	[8]
Class 529-E:
10/31/15	13.78	.22	(.18)	.04	(.23)	(.18)	(.41)	13.41	.29		14.76			.66		1.03		1.61
10/31/14	12.72	.23	1.08	1.31	(.24)	(.01)	(.25)	13.78	10.42		10.78			.68		1.05		1.74
10/31/13	10.87	.21	1.89	2.10	(.25)	—	(.25)	12.72	19.61		6.79			.69		1.06		1.80
10/31/12[6,7]	10.00	.07	.88	.95	(.08)	—	(.08)	10.87	9.52	[8]	1.34		[8]	.30	[8]	.68	[8]	.63	[8]
Class 529-F-1:
10/31/15	13.81	.28	(.17)	.11	(.29)	(.18)	(.47)	13.45	.81		19.30			.20		.57		2.09
10/31/14	12.75	.29	1.08	1.37	(.30)	(.01)	(.31)	13.81	10.87		16.30			.20		.57		2.19
10/31/13	10.89	.29	1.87	2.16	(.30)	—	(.30)	12.75	20.14		10.32			.22		.59		2.41
10/31/12[6,7]	10.00	.10	.87	.97	(.08)	—	(.08)	10.89	9.78	[8]	1.14		[8]	.09	[8]	.47	[8]	.89	[8]
Class R-1:
10/31/15	13.75	.15	(.17)	(.02)	(.16)	(.18)	(.34)	13.39	(.11)		7	1.22		1.12		1.49		1.12
10/31/14	12.70	.17	1.07	1.24	(.18)	(.01)	(.19)	13.75	9.88		7	1.23		1.13		1.50		1.28
10/31/13	10.86	.16	1.89	2.05	(.21)	—	(.21)	12.70	19.12		4	1.23		1.13		1.50		1.38
10/31/12[6,7]	10.00	.08	.85	.93	(.07)	—	(.07)	10.86	9.28	[8]	1.54		[8]	.50	[8]	.88	[8]	.79	[8]
Class R-2:
10/31/15	13.74	.15	(.17)	(.02)	(.17)	(.18)	(.35)	13.37	(.12)		63	1.24		1.14		1.51		1.09
10/31/14	12.69	.16	1.08	1.24	(.18)	(.01)	(.19)	13.74	9.89		38	1.28		1.18		1.55		1.23
10/31/13	10.86	.14	1.90	2.04	(.21)	—	(.21)	12.69	19.09		18	1.24		1.14		1.51		1.21
10/31/12[6,7]	10.00	.06	.87	.93	(.07)	—	(.07)	10.86	9.38	[8]	1.48		[8]	.43	[8]	.81	[8]	.52	[8]

See page 66 for footnotes.

American Funds Portfolio Series	53

Financial highlights (continued)

Growth and Income Portfolio

		Income (loss) from
		investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
10/31/15	$13.80	$.28	$(.18)	$.10	$(.28)	$(.18)	$(.46)	$13.44	.76%[13]		$—	[10]	.36%[13]		.25%[13]		.62%[13]		2.07%[13]
10/31/14[6,12]	13.91	.06	(.11)	(.05)	(.06)	—	(.06)	13.80	(.34)[8,13]		—	[10]	.06	[8,13]	.04	[8,13]	.41	[8,13]	.44	[8,13]
Class R-3:
10/31/15	13.77	.22	(.17)	.05	(.23)	(.18)	(.41)	13.41	.36		41		.78		.68		1.05		1.59
10/31/14	12.72	.22	1.08	1.30	(.24)	(.01)	(.25)	13.77	10.31		28		.80		.70		1.07		1.68
10/31/13	10.87	.21	1.89	2.10	(.25)	—	(.25)	12.72	19.67		13		.80		.70		1.07		1.79
10/31/12[6,7]	10.00	.12	.83	.95	(.08)	—	(.08)	10.87	9.52	[8]	1		.31	[8]	.27	[8]	.65	[8]	1.09	[8]
Class R-4:
10/31/15	13.80	.22	(.13)	.09	(.27)	(.18)	(.45)	13.44	.67		35		.46		.36		.73		1.66
10/31/14	12.74	.27	1.08	1.35	(.28)	(.01)	(.29)	13.80	10.75		10		.47		.37		.74		2.00
10/31/13	10.89	.24	1.90	2.14	(.29)	—	(.29)	12.74	19.95		2		.44		.34		.71		1.97
10/31/12[6,7]	10.00	.11	.86	.97	(.08)	—	(.08)	10.89	9.78	[8]	—	[10]	.16	[8]	.11	[8]	.49	[8]	1.02	[8]
Class R-5:
10/31/15	13.84	.29	(.17)	.12	(.30)	(.18)	(.48)	13.48	.94		3		.17		.07		.44		2.16
10/31/14	12.76	.35	1.03	1.38	(.29)	(.01)	(.30)	13.84	10.99		1		.19		.09		.46		2.65
10/31/13	10.89	.30	1.88	2.18	(.31)	—	(.31)	12.76	20.35		20		.18		.08		.45		2.58
10/31/12[6,7]	10.00	.10	.88	.98	(.09)	—	(.09)	10.89	9.81	[8]	11		.08	[8]	.03	[8]	.41	[8]	.96	[8]
Class R-6:
10/31/15	13.82	.30	(.17)	.13	(.31)	(.18)	(.49)	13.46	.98		44		.12		.02		.39		2.20
10/31/14	12.75	.29	1.11	1.40	(.32)	(.01)	(.33)	13.82	11.13		32		.12		.02		.39		2.14
10/31/13	10.89	.27	1.90	2.17	(.31)	—	(.31)	12.75	20.26		1		.14		.04		.41		2.27
10/31/12[6,7]	10.00	.11	.86	.97	(.08)	—	(.08)	10.89	9.78	[8]	—	[10]	.14	[8]	.10	[8]	.48	[8]	1.02	[8]

54	American Funds Portfolio Series

Balanced Portfolio

		Income (loss) from
		investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/15	$13.32	$.20	$.17	$.37	$(.19)	$(.09)	$(.28)	$13.41	2.76%		$2,586.42%			.32%		.70%		1.51%
10/31/14	12.44	.22	.88	1.10	(.22)	—	(.22)	13.32	8.94		1,803.43			.33		.67		1.67
10/31/13	10.80	.21	1.64	1.85	(.21)	—	—	12.44	17.29		1,010.45			.35		.69		1.76
10/31/12[6,7]	10.00	.08	.78	.86	(.06)	—	—	10.80	8.62	[8]	239.23		[8]	.18	[8]	.53	[8]	.73	[8]
Class B:
10/31/15	13.29	.10	.16	.26	(.07)	(.09)	(.16)	13.39	1.97		5	1.22		1.12		1.50		.77
10/31/14	12.41	.12	.88	1.00	(.12)	—	(.12)	13.29	8.08		7	1.23		1.13		1.47		.92
10/31/13	10.78	.12	1.63	1.75	(.12)	—	—	12.41	16.38		7	1.25		1.15		1.49		1.03
10/31/12[6,7]	10.00	.04	.79	.83	(.05)	—	—	10.78	8.29	[8]	3.55		[8]	.50	[8]	.85	[8]	.37	[8]
Class C:
10/31/15	13.26	.09	.17	.26	(.09)	(.09)	(.18)	13.34	1.96		658	1.21		1.11		1.49		.71
10/31/14	12.39	.11	.89	1.00	(.13)	—	(.13)	13.26	8.11		416	1.22		1.12		1.46		.86
10/31/13	10.78	.11	1.64	1.75	(.14)	—	—	12.39	16.32		197	1.23		1.13		1.47		.96
10/31/12[6,7]	10.00	.04	.79	.83	(.05)	—	—	10.78	8.30	[8]	40.54		[8]	.50	[8]	.85	[8]	.37	[8]
Class F-1:
10/31/15	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.71		85.48			.38		.76		1.46
10/31/14	12.43	.21	.89	1.10	(.21)	—	(.21)	13.32	8.94		62.49			.39		.73		1.63
10/31/13	10.80	.19	1.65	1.84	(.21)	—	—	12.43	17.20		40.50			.40		.74		1.61
10/31/12[6,7]	10.00	.08	.78	.86	(.06)	—	—	10.80	8.64	[8]	4.19		[8]	.15	[8]	.50	[8]	.79	[8]
Class F-2:
10/31/15	13.33	.23	.17	.40	(.21)	(.09)	(.30)	13.43	3.03		104.23			.13		.51		1.69
10/31/14	12.45	.24	.89	1.13	(.25)	—	(.25)	13.33	9.11		64.23			.13		.47		1.84
10/31/13	10.81	.23	1.64	1.87	(.23)	—	—	12.45	17.51		29.25			.15		.49		1.96
10/31/12[6,7]	10.00	.09	.79	.88	(.07)	—	—	10.81	8.80	[8]	6.09		[8]	.04	[8]	.39	[8]	.88	[8]
Class 529-A:
10/31/15	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.66		182.52			.42		.80		1.42
10/31/14	12.43	.21	.89	1.10	(.21)	—	(.21)	13.32	8.92		144.52			.42		.76		1.59
10/31/13	10.79	.21	1.63	1.84	(.20)	—	—	12.43	17.27		90.49			.39		.73		1.77
10/31/12[6,7]	10.00	.07	.78	.85	(.06)	—	—	10.79	8.51	[8]	34.27		[8]	.238		.58	[8]	.66	[8]

See page 66 for footnotes.

American Funds Portfolio Series	55

Financial highlights (continued)

Balanced Portfolio

		Income (loss) from
		investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-B:
10/31/15	$13.29	$.09	$.16	$.25	$(.06)	$(.09)	$(.15)	$13.39	1.89%		$1		1.31%		1.21%		1.59%		.66%
10/31/14	12.41	.11	.87	.98	(.10)	—	(.10)	13.29	7.96		1		1.32		1.22		1.56		.87
10/31/13	10.78	.11	1.63	1.74	(.11)	—	—	12.41	16.23		1		1.34		1.24		1.58		.91
10/31/12[6,7]	10.00	.04	.78	.82	(.04)	—	—	10.78	8.25	[8]	—	[10]	.59	[8]	.54	[8]	.89	[8]	.38	[8]
Class 529-C:
10/31/15	13.27	.09	.16	.25	(.08)	(.09)	(.17)	13.35	1.84		92		1.30		1.20		1.58		.64
10/31/14	12.40	.10	.89	.99	(.12)	—	(.12)	13.27	7.98		75		1.31		1.21		1.55		.78
10/31/13	10.78	.11	1.63	1.74	(.12)	—	—	12.40	16.26		44		1.33		1.23		1.57		.91
10/31/12[6,7]	10.00	.04	.78	.82	(.04)	—	—	10.78	8.25	[8]	14		.59	[8]	.55	[8]	.90	[8]	.33	[8]
Class 529-E:
10/31/15	13.30	.16	.17	.33	(.15)	(.09)	(.24)	13.39	2.43		7		.77		.67		1.05		1.16
10/31/14	12.42	.17	.89	1.06	(.18)	—	(.18)	13.30	8.56		5		.78		.68		1.02		1.31
10/31/13	10.79	.17	1.63	1.80	(.17)	—	—	12.42	16.89		3		.80		.70		1.04		1.44
10/31/12[6,7]	10.00	.06	.79	.85	(.06)	—	—	10.79	8.49	[8]	1		.35	[8]	.30	[8]	.65	[8]	.61	[8]
Class 529-F-1:
10/31/15	13.33	.22	.16	.38	(.20)	(.09)	(.29)	13.42	2.89		17		.30		.20		.58		1.64
10/31/14	12.44	.24	.89	1.13	(.24)	—	(.24)	13.33	9.12		12		.30		.20		.54		1.83
10/31/13	10.80	.24	1.62	1.86	(.22)	—	—	12.44	17.45		9		.32		.22		.56		2.03
10/31/12[6,7]	10.00	.09	.77	.86	(.06)	—	—	10.80	8.67	[8]	1		.14	[8]	.09	[8]	.44	[8]	.85	[8]
Class R-1:
10/31/15	13.27	.09	.18	.27	(.09)	(.09)	(.18)	13.36	1.99		9		1.22		1.12		1.50		.70
10/31/14	12.40	.12	.87	.99	(.12)	—	(.12)	13.27	8.06		7		1.23		1.13		1.47		.89
10/31/13	10.78	.11	1.64	1.75	(.13)	—	—	12.40	16.40		4		1.24		1.14		1.48		.95
10/31/12[6,7]	10.00	.04	.79	.83	(.05)	—	—	10.78	8.32	[8]	1		.55	[8]	.50	[8]	.85	[8]	.36	[8]

Class R-2:
10/31/15	13.27	.09	.17	.26	(.09)	(.09)	(.18)	13.35	1.92		54		1.24		1.14		1.52		.67
10/31/14	12.40	.10	.89	.99	(.12)	—	(.12)	13.27	8.04		36		1.28		1.18		1.52		.79
10/31/13	10.79	.11	1.64	1.75	(.14)	—	—	12.40	16.33		15		1.25		1.15		1.49		.90
10/31/12[6,7]	10.00	.04	.81	.85	(.06)	—	—	10.79	8.50	[8]	3		.48	[8]	.44	[8]	.79	[8]	.40	[8]

56	American Funds Portfolio Series

Balanced Portfolio

		Income (loss) from
		investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
10/31/15	$13.31	$.22	$.16	$.38	$(.20)	$(.09)	$(.29)	$13.40	2.82%[13]		$—	[10]	.35%[13]		.25%[13]		.63%[13]		1.61%[13]
10/31/14[6,12]	13.37	.04	(.05)	(.01)	(.05)	—	(.05)	13.31	(.10)[8,13]		—	[10]	.06	[8,13]	.04	[8,13]	.38	[8,13]	.31	[8,13]
Class R-3:
10/31/15	13.30	.15	.17	.32	(.15)	(.09)	(.24)	13.38	2.38		63		.78		.68		1.06		1.15
10/31/14	12.42	.16	.90	1.06	(.18)	—	(.18)	13.30	8.56		35		.81		.71		1.05		1.27
10/31/13	10.79	.16	1.64	1.80	(.17)	—	—	12.42	16.86		18		.80		.70		1.04		1.36
10/31/12[6,7]	10.00	.10	.75	.85	(.06)	—	—	10.79	8.53	[8]	5		.31	[8]	.26	[8]	.61	[8]	.89	[8]
Class R-4:
10/31/15	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.72		53		.46		.36		.74		1.45
10/31/14	12.44	.21	.89	1.10	(.22)	—	(.22)	13.32	8.88		40		.47		.37		.71		1.61
10/31/13	10.80	.20	1.65	1.85	(.21)	—	—	12.44	17.33		24		.43		.33		.67		1.71
10/31/12[6,7]	10.00	.10	.76	.86	(.06)	—	—	10.80	8.61	[8]	1		.20	[8]	.15	[8]	.50	[8]	.92	[8]
Class R-5:
10/31/15	13.34	.24	.16	.40	(.22)	(.09)	(.31)	13.43	3.00		11		.17		.07		.45		1.78
10/31/14	12.45	.27	.87	1.14	(.25)	—	(.25)	13.34	9.24		9		.19		.09		.43		2.06
10/31/13	10.81	.24	1.63	1.87	(.23)	—	—	12.45	17.56		15		.18		.08		.42		2.06
10/31/12[6,7]	10.00	.09	.79	.88	(.07)	—	—	10.81	8.80	[8]	7		.08	[8]	.03	[8]	.38	[8]	.83	[8]
Class R-6:
10/31/15	13.34	.24	.17	.41	(.23)	(.09)	(.32)	13.43	3.05		73		.12		.02		.40		1.77
10/31/14	12.45	.25	.90	1.15	(.26)	—	(.26)	13.34	9.29		39		.13		.03		.37		1.89
10/31/13	10.81	.24	1.64	1.88	(.24)	—	—	12.45	17.57		10		.14		.04		.38		2.01
10/31/12[6,7]	10.00	.10	.77	.87	(.06)	—	—	10.81	8.77	[8]	—	[10]	.13	[8]	.08	[8]	.43	[8]	.93	[8]

See page 66 for footnotes.

American Funds Portfolio Series	57

Financial highlights (continued)

Income Portfolio

		(Loss) income from
		investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/15	$11.98	$.40	$(.42)	$(.02)	$(.37)	$(.04)	$(.41)	$11.55	(.18)%		$2,265.44%			.34%		.64%		3.35%
10/31/14	11.46	.37	.53	.90	(.37)	(.01)	(.38)	11.98	7.94		1,766.45			.35		.66		3.18
10/31/13	10.57	.36	.90	1.26	(.37)	—	(.37)	11.46	12.19		1,067.48			.38		.68		3.28
10/31/12[6,7]	10.00	.16	.52	.68	(.11)	—	(.11)	10.57	6.84	[8]	307.23		[8]	.18	[8]	.49	[8]	1.54	[8]
Class B:
10/31/15	11.96	.31	(.43)	(.12)	(.27)	(.04)	(.31)	11.53	(1.02)		4	1.22		1.12		1.42		2.59
10/31/14	11.43	.28	.53	.81	(.27)	(.01)	(.28)	11.96	7.17		6	1.23		1.13		1.44		2.40
10/31/13	10.55	.28	.90	1.18	(.30)	—	(.30)	11.43	11.35		6	1.25		1.15		1.45		2.51
10/31/12[6,7]	10.00	.13	.51	.64	(.09)	—	(.09)	10.55	6.47	[8]	2.55		[8]	.50	[8]	.81	[8]	1.26	[8]
Class C:
10/31/15	11.93	.30	(.41)	(.11)	(.29)	(.04)	(.33)	11.49	(.98)		529	1.21		1.11		1.41		2.57
10/31/14	11.41	.28	.54	.82	(.29)	(.01)	(.30)	11.93	7.19		381	1.22		1.12		1.43		2.41
10/31/13	10.54	.28	.90	1.18	(.31)	—	(.31)	11.41	11.35		214	1.23		1.13		1.43		2.51
10/31/12[6,7]	10.00	.12	.52	.64	(.10)	—	(.10)	10.54	6.41	[8]	58.54		[8]	.50	[8]	.81	[8]	1.20	[8]
Class F-1:
10/31/15	11.99	.39	(.42)	(.03)	(.37)	(.04)	(.41)	11.55	(.30)		72.48			.38		.68		3.32
10/31/14	11.46	.37	.53	.90	(.36)	(.01)	(.37)	11.99	7.97		62.49			.39		.70		3.15
10/31/13	10.57	.37	.89	1.26	(.37)	—	(.37)	11.46	12.17		42.51			.41		.71		3.31
10/31/12[6,7]	10.00	.16	.52	.68	(.11)	—	(.11)	10.57	6.85	[8]	18.20		[8]	.16	[8]	.47	[8]	1.50	[8]
Class F-2:
10/31/15	12.00	.42	(.42)	—	(.40)	(.04)	(.44)	11.56	(.06)		77.24			.14		.44		3.56
10/31/14	11.46	.40	.54	.94	(.39)	(.01)	(.40)	12.00	8.32		59.23			.13		.44		3.39
10/31/13	10.57	.39	.90	1.29	(.40)	—	(.40)	11.46	12.44		36.25			.15		.45		3.50
10/31/12[6,7]	10.00	.17	.52	.69	(.12)	—	(.12)	10.57	6.90	[8]	10.09		[8]	.04	[8]	.35	[8]	1.61	[8]
Class 529-A:
10/31/15	11.98	.38	(.42)	(.04)	(.36)	(.04)	(.40)	11.54	(.35)		71.55			.45		.75		3.25
10/31/14	11.45	.36	.54	.90	(.36)	(.01)	(.37)	11.98	7.94		62.53			.43		.74		3.11
10/31/13	10.56	.35	.91	1.26	(.37)	—	(.37)	11.45	12.14		39.55			.45		.75		3.20
10/31/12[6,7]	10.00	.16	.51	.67	(.11)	—	(.11)	10.56	6.72	[8]	13.25		[8]	.20	[8]	.51	[8]	1.56	[8]

58	American Funds Portfolio Series

Income Portfolio

		(Loss) income from
		investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-B:
10/31/15	$11.96	$.30	$(.43)	$(.13)	$(.26)	$(.04)	$(.30)	$11.53	(1.11)%		$—	[10]	1.31%		1.21%		1.51%		2.51%
10/31/14	11.43	.27	.54	.81	(.27)	(.01)	(.28)	11.96	7.10		1		1.32		1.22		1.53		2.34
10/31/13	10.55	.27	.90	1.17	(.29)	—	(.29)	11.43	11.23		1		1.34		1.24		1.54		2.45
10/31/12[6,7]	10.00	.12	.53	.65	(.10)	—	(.10)	10.55	6.50	[8]	—	[10]	.58	[8]	.53	[8]	.84	[8]	1.12	[8]
Class 529-C:
10/31/15	11.93	.29	(.41)	(.12)	(.27)	(.04)	(.31)	11.50	(1.01)		45		1.30		1.20		1.50		2.49
10/31/14	11.41	.27	.53	.80	(.27)	(.01)	(.28)	11.93	7.06		40		1.31		1.21		1.52		2.33
10/31/13	10.54	.27	.89	1.16	(.29)	—	(.29)	11.41	11.23		29		1.33		1.23		1.53		2.42
10/31/12[6,7]	10.00	.13	.51	.64	(.10)	—	(.10)	10.54	6.41	[8]	9		.59	[8]	.54	[8]	.85	[8]	1.20	[8]
Class 529-E:
10/31/15	11.97	.35	(.41)	(.06)	(.34)	(.04)	(.38)	11.53	(.56)		6		.77		.67		.97		3.00
10/31/14	11.44	.34	.53	.87	(.33)	(.01)	(.34)	11.97	7.70		5		.78		.68		.99		2.86
10/31/13	10.56	.33	.89	1.22	(.34)	—	(.34)	11.44	11.80		3		.80		.70		1.00		2.98
10/31/12[6,7]	10.00	.15	.52	.67	(.11)	—	(.11)	10.56	6.69	[8]	1		.35	[8]	.30	[8]	.61	[8]	1.47	[8]
Class 529-F-1:
10/31/15	11.99	.41	(.42)	(.01)	(.39)	(.04)	(.43)	11.55	(.11)		6		.30		.20		.50		3.50
10/31/14	11.46	.40	.52	.92	(.38)	(.01)	(.39)	11.99	8.16		4		.30		.20		.51		3.36
10/31/13	10.57	.39	.89	1.28	(.39)	—	(.39)	11.46	12.36		2		.33		.23		.53		3.54
10/31/12[6,7]	10.00	.17	.52	.69	(.12)	—	(.12)	10.57	6.89	[8]	—	[10]	.14	[8]	.09	[8]	.40	[8]	1.63	[8]
Class R-1:
10/31/15	11.94	.30	(.42)	(.12)	(.28)	(.04)	(.32)	11.50	(1.03)		1		1.22		1.12		1.42		2.56
10/31/14	11.42	.27	.55	.82	(.29)	(.01)	(.30)	11.94	7.20		2		1.23		1.13		1.44		2.34
10/31/13	10.55	.28	.90	1.18	(.31)	—	(.31)	11.42	11.36		1		1.23		1.13		1.43		2.57
10/31/12[6,7]	10.00	.17	.49	.66	(.11)	—	(.11)	10.55	6.59	[8]	—	[10]	.48	[8]	.43	[8]	.74	[8]	1.63	[8]
Class R-2:
10/31/15	11.94	.30	(.41)	(.11)	(.29)	(.04)	(.33)	11.50	(.99)		22		1.24		1.14		1.44		2.55
10/31/14	11.42	.27	.54	.81	(.28)	(.01)	(.29)	11.94	7.10		15		1.29		1.19		1.50		2.35
10/31/13	10.56	.27	.90	1.17	(.31)	—	(.31)	11.42	11.26		10		1.25		1.15		1.45		2.44
10/31/12[6,7]	10.00	.13	.53	.66	(.10)	—	(.10)	10.56	6.67	[8]	2		.50	[8]	.45	[8]	.76	[8]	1.28	[8]

See page 66 for footnotes.

American Funds Portfolio Series	59

Financial highlights (continued)

Income Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
10/31/15	$11.98	$.41	$(.43)	$(.02)	$(.38)	$(.04)	$(.42)	$11.54	(.18)%[13]		$—	[10]	.36%[13]		.25%[13]		.55%[13]		3.46%[13]
10/31/14[6,12]	12.07	.08	(.07)	.01	(.10)	—	(.10)	11.98	.07	[8,13]	—	[10]	.06	[8,13]	.04	[8,13]	.35	[8,13]	.69	[8,13]
Class R-3:
10/31/15	11.97	.35	(.41)	(.06)	(.34)	(.04)	(.38)	11.53	(.56)		18		.78		.68		.98		2.99
10/31/14	11.45	.33	.53	.86	(.33)	(.01)	(.34)	11.97	7.58		11		.81		.71		1.02		2.84
10/31/13	10.56	.31	.92	1.23	(.34)	—	(.34)	11.45	11.86		6		.81		.71		1.01		2.83
10/31/12[6,7]	10.00	.19	.48	.67	(.11)	—	(.11)	10.56	6.75	[8]	2		.31	[8]	.26	[8]	.57	[8]	1.85	[8]
Class R-4:
10/31/15	11.99	.38	(.41)	(.03)	(.37)	(.04)	(.41)	11.55	(.27)		19		.46		.36		.66		3.26
10/31/14	11.46	.36	.55	.91	(.37)	(.01)	(.38)	11.99	7.99		10		.47		.37		.68		3.05
10/31/13	10.57	.37	.90	1.27	(.38)	—	(.38)	11.46	12.24		6		.45		.35		.65		3.37
10/31/12[6,7]	10.00	.23	.46	.69	(.12)	—	(.12)	10.57	6.89	[8]	1		.18	[8]	.14	[8]	.45	[8]	2.21	[8]
Class R-5:
10/31/15	12.00	.42	(.41)	.01	(.40)	(.04)	(.44)	11.57	.09		3		.18		.08		.38		3.58
10/31/14	11.47	.42	.51	.93	(.39)	(.01)	(.40)	12.00	8.24		2		.19		.09		.40		3.58
10/31/13	10.57	.39	.91	1.30	(.40)	—	(.40)	11.47	12.58		9		.19		.09		.39		3.54
10/31/12[6,7]	10.00	.17	.52	.69	(.12)	—	(.12)	10.57	6.91	[8]	5		.08	[8]	.03	[8]	.34	[8]	1.68	[8]
Class R-6:
10/31/15	12.00	.43	(.42)	.01	(.41)	(.04)	(.45)	11.56	.05		17		.13		.03		.33		3.64
10/31/14	11.47	.41	.53	.94	(.40)	(.01)	(.41)	12.00	8.33		12		.13		.03		.34		3.48
10/31/13	10.57	.37	.93	1.30	(.40)	—	(.40)	11.47	12.57		2		.13		.03		.33		3.29
10/31/12[6,7]	10.00	.19	.50	.69	(.12)	—	(.12)	10.57	6.89	[8]	—	[10]	.14	[8]	.09	[8]	.40	[8]	1.79	[8]

60	American Funds Portfolio Series

Tax-Advantaged Income Portfolio

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/15	$12.48	$.34	$(.07)	$.27	$(.32)	$(.03)	$(.35)	$12.40	2.22%		$649		.53%		.43%		.79%		2.74%
10/31/14	11.54	.34	.94	1.28	(.34)	—	(.34)	12.48	11.25		413		.54		.44		.81		2.85
10/31/13	10.66	.33	.86	1.19	(.30)	(.01)	(.31)	11.54	11.28		220		.55		.45		.82		2.93
10/31/12[6,7]	10.00	.15	.62	.77	(.11)	—	(.11)	10.66	7.73	[8]	66		.24	[8]	.19	[8]	.55	[8]	1.45	[8]
Class B:
10/31/15	12.47	.25	(.07)	.18	(.22)	(.03)	(.25)	12.40	1.45		—	[10]	1.23		1.13		1.49		2.01
10/31/14	11.52	.26	.94	1.20	(.25)	—	(.25)	12.47	10.55		—	[10]	1.25		1.15		1.52		2.16
10/31/13	10.66	.25	.85	1.10	(.23)	(.01)	(.24)	11.52	10.38		—	[10]	1.28		1.18		1.55		2.24
10/31/12[6,7]	10.00	.12	.63	.75	(.09)	—	(.09)	10.66	7.51	[8]	—	[10]	.52	[8]	.48	[8]	.84	[8]	1.20	[8]
Class C:
10/31/15	12.43	.25	(.06)	.19	(.25)	(.03)	(.28)	12.34	1.50		101		1.23		1.13		1.49		2.04
10/31/14	11.50	.26	.93	1.19	(.26)	—	(.26)	12.43	10.49		60		1.24		1.14		1.51		2.14
10/31/13	10.64	.25	.85	1.10	(.23)	(.01)	(.24)	11.50	10.45		27		1.27		1.17		1.54		2.21
10/31/12[6,7]	10.00	.11	.63	.74	(.10)	—	(.10)	10.64	7.43	[8]	8		.55	[8]	.50	[8]	.86	[8]	1.01	[8]
Class F-1:
10/31/15	12.48	.34	(.06)	.28	(.33)	(.03)	(.36)	12.40	2.24		22		.50		.40		.76		2.76
10/31/14	11.54	.35	.93	1.28	(.34)	—	(.34)	12.48	11.25		16		.51		.41		.78		2.91
10/31/13	10.66	.33	.86	1.19	(.30)	(.01)	(.31)	11.54	11.31		11		.53		.43		.80		2.92
10/31/12[6,7]	10.00	.14	.63	.77	(.11)	—	(.11)	10.66	7.79	[8]	3		.19	[8]	.15	[8]	.51	[8]	1.30	[8]
Class F-2:
10/31/15	12.50	.37	(.06)	.31	(.36)	(.03)	(.39)	12.42	2.49		34		.25		.15		.51		3.01
10/31/14	11.54	.37	.96	1.33	(.37)	—	(.37)	12.50	11.71		18		.24		.14		.51		3.09
10/31/13	10.67	.36	.85	1.21	(.33)	(.01)	(.34)	11.54	11.46		6		.28		.18		.55		3.21
10/31/12[6,7]	10.00	.15	.64	.79	(.12)	—	(.12)	10.67	7.92	[8]	1		.10	[8]	.05	[8]	.41	[8]	1.48	[8]

See page 66 for footnotes.

American Funds Portfolio Series	61

Financial highlights (continued)

Preservation Portfolio

		Income (loss) from investment operations[1]							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before reimbursements/ waivers[4]		expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/15	$9.95	$.11	$— [9]	$.11	$(.11)	$9.95	1.08%	$582	.51%		.41%		.71%		1.09%
10/31/14	9.91	.10	.04	.14	(.10)	9.95	1.44	436	.50		.39		.69		1.01
10/31/13	10.08	.11	(.17)	(.06)	(.11)	9.91	(.59)	333	.53		.41		.71		1.13
10/31/12[6,7]	10.00	.06	.07	.13	(.05)	10.08	1.26 [8]	163	.23	[8]	.19	[8]	.50	[8]	.60	[8]
Class B:
10/31/15	9.95	.03	— [9]	.03	(.03)	9.95	.35	1	1.24		1.14		1.44		.33
10/31/14	9.91	.03	.03	.06	(.02)	9.95	.64	2	1.26		1.15		1.45		.28
10/31/13	10.08	.04	(.17)	(.13)	(.04)	9.91	(1.32)	2	1.28		1.17		1.47		.38
10/31/12[6,7]	10.00	.03	.07	.10	(.02)	10.08	.97 [8]	2	.55	[8]	.51	[8]	.82	[8]	.28	[8]
Class C:
10/31/15	9.94	.04	(.01)	.03	(.04)	9.93	.28	130	1.23		1.13		1.43		.36
10/31/14	9.90	.03	.04	.07	(.03)	9.94	.68	93	1.25		1.14		1.44		.27
10/31/13	10.07	.04	(.17)	(.13)	(.04)	9.90	(1.29)	67	1.27		1.15		1.45		.39
10/31/12[6,7]	10.00	.03	.06	.09	(.02)	10.07	.93 [8]	33	.55	[8]	.50	[8]	.81	[8]	.28	[8]
Class F-1:
10/31/15	9.96	.11	(.01)	.10	(.11)	9.95	1.00	20	.50		.40		.70		1.11
10/31/14	9.91	.10	.05	.15	(.10)	9.96	1.51	9	.51		.41		.71		1.00
10/31/13	10.08	.11	(.17)	(.06)	(.11)	9.91	(.61)	6	.54		.42		.72		1.13
10/31/12[6,7]	10.00	.06	.07	.13	(.05)	10.08	1.33 [8]	7	.20	[8]	.15	[8]	.46	[8]	.63	[8]
Class F-2:
10/31/15	9.95	.13	— [9]	.13	(.13)	9.95	1.33	21	.25		.15		.45		1.34
10/31/14	9.91	.12	.04	.16	(.12)	9.95	1.67	12	.25		.15		.45		1.25
10/31/13	10.08	.14	(.17)	(.03)	(.14)	9.91	(.34)	6	.28		.17		.47		1.37
10/31/12[6,7]	10.00	.07	.07	.14	(.06)	10.08	1.40 [8]	3	.10	[8]	.05	[8]	.36	[8]	.74	[8]
Class 529-A:
10/31/15	9.95	.10	(.01)	.09	(.10)	9.94	.93	56	.57		.47		.77		1.03
10/31/14	9.91	.09	.04	.13	(.09)	9.95	1.36	44	.56		.45		.75		.96
10/31/13	10.08	.11	(.17)	(.06)	(.11)	9.91	(.61)	33	.56		.44		.74		1.09
10/31/12[6,7]	10.00	.06	.06	.12	(.04)	10.08	1.25 [8]	17	.26	[8]	.22	[8]	.53	[8]	.57	[8]

62	American Funds Portfolio Series

Preservation Portfolio

		Income (loss) from investment operations[1]								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimbursements/ waivers[4]		expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-B:
10/31/15	$9.96	$.03	$(.01)	$.02	$(.03)	$9.95	.17%	$—	[10]	1.33%		1.23%		1.53%		.26%
10/31/14	9.92	.02	.04	.06	(.02)	9.96	.56	—	[10]	1.34		1.23		1.53		.20
10/31/13	10.08	.03	(.16)	(.13)	(.03)	9.92	(1.33)	—	[10]	1.38		1.26		1.56		.29
10/31/12[6,7]	10.00	.02	.07	.09	(.01)	10.08	.89 [8]	1		.59	[8]	.55	[8]	.86	[8]	.25	[8]
Class 529-C:
10/31/15	9.95	.03	(.01)	.02	(.03)	9.94	.19	25		1.32		1.22		1.52		.27
10/31/14	9.91	.02	.04	.06	(.02)	9.95	.60	22		1.34		1.23		1.53		.18
10/31/13	10.08	.03	(.17)	(.14)	(.03)	9.91	(1.38)	17		1.37		1.25		1.55		.29
10/31/12[6,7]	10.00	.02	.07	.09	(.01)	10.08	.93 [8]	9		.60	[8]	.55	[8]	.86	[8]	.24	[8]
Class 529-E:
10/31/15	9.95	.08	(.01)	.07	(.08)	9.94	.70	3		.79		.69		.99		.81
10/31/14	9.91	.07	.04	.11	(.07)	9.95	1.12	2		.80		.70		1.00		.71
10/31/13	10.07	.08	(.16)	(.08)	(.08)	9.91	(.78)	2		.83		.71		1.01		.83
10/31/12[6,7]	10.00	.05	.06	.11	(.04)	10.07	1.13 [8]	1		.35	[8]	.31	[8]	.62	[8]	.47	[8]
Class 529-F-1:
10/31/15	9.95	.13	(.01)	.12	(.13)	9.94	1.17	10		.32		.22		.52		1.28
10/31/14	9.91	.12	.04	.16	(.12)	9.95	1.59	8		.33		.22		.52		1.18
10/31/13	10.08	.13	(.17)	(.04)	(.13)	9.91	(.40)	6		.35		.24		.54		1.28
10/31/12[6,7]	10.00	.07	.07	.14	(.06)	10.08	1.37 [8]	1		.14	[8]	.10	[8]	.41	[8]	.68	[8]
Class R-1:
10/31/15	9.95	.04	(.01)	.03	(.04)	9.94	.28	1		1.24		1.14		1.44		.37
10/31/14	9.91	.02	.05	.07	(.03)	9.95	.66	1		1.26		1.15		1.45		.25
10/31/13	10.08	.04	(.17)	(.13)	(.04)	9.91	(1.32)	1		1.27		1.15		1.45		.39
10/31/12[6,7]	10.00	.03	.10	.13	(.05)	10.08	1.30 [8]	—	[10]	.45	[8]	.41	[8]	.72	[8]	.35	[8]
Class R-2:
10/31/15	9.94	.04	(.01)	.03	(.04)	9.93	.28	14		1.25		1.15		1.45		.36
10/31/14	9.90	.02	.04	.06	(.02)	9.94	.62	8		1.33		1.22		1.52		.19
10/31/13	10.07	.04	(.17)	(.13)	(.04)	9.90	(1.30)	6		1.29		1.17		1.47		.36
10/31/12[6,7]	10.00	.03	.08	.11	(.04)	10.07	1.11 [8]	1		.47	[8]	.42	[8]	.73	[8]	.33	[8]

See page 66 for footnotes.

American Funds Portfolio Series	63

Financial highlights (continued)

Preservation Portfolio

		Income (loss) from investment operations[1]									Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimbursements/ waivers[4]		expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
10/31/15	$9.96	$.12	$(.01)	$.11	$(.12)	$9.95	1.12%[13]		$—	[10]	.38%[13]		.27%[13]		.57%[13]		1.22%[13]
10/31/14[6,12]	9.96	.02	— [9]	.02	(.02)	9.96	.16	[8,13]	—	[10]	.06	[8,13]	.04	[8,13]	.34	[8,13]	.17	[8,13]
Class R-3:
10/31/15	9.95	.08	(.01)	.07	(.08)	9.94	.70		13		.80		.70		1.00		.80
10/31/14	9.91	.07	.04	.11	(.07)	9.95	1.09		7		.84		.73		1.03		.67
10/31/13	10.08	.08	(.17)	(.09)	(.08)	9.91	(.85)		5		.83		.72		1.02		.80
10/31/12[6,7]	10.00	.05	.07	.12	(.04)	10.08	1.19	[8]	—	[10]	.33	[8]	.29	[8]	.60	[8]	.51	[8]
Class R-4:
10/31/15	9.96	.11	(.01)	.10	(.11)	9.95	1.01		6		.48		.38		.68		1.13
10/31/14	9.92	.10	.04	.14	(.10)	9.96	1.43		3		.49		.39		.69		1.03
10/31/13	10.08	.12	(.17)	(.05)	(.11)	9.92	(.45)		1		.49		.38		.68		1.16
10/31/12[6,7]	10.00	.06	.08	.14	(.06)	10.08	1.36	[8]	—	[10]	.17	[8]	.13	[8]	.44	[8]	.63	[8]
Class R-5:
10/31/15	9.96	.14	(.01)	.13	(.14)	9.95	1.28		1		.20		.10		.40		1.40
10/31/14	9.91	.14	.04	.18	(.13)	9.96	1.78		1		.22		.11		.41		1.35
10/31/13	10.08	.14	(.17)	(.03)	(.14)	9.91	(.28)		4		.22		.10		.40		1.44
10/31/12[6,7]	10.00	.07	.07	.14	(.06)	10.08	1.42	[8]	3		.08	[8]	.04	[8]	.35	[8]	.75	[8]
Class R-6:
10/31/15	9.96	.14	(.01)	.13	(.14)	9.95	1.34		7		.15		.05		.35		1.45
10/31/14	9.91	.13	.05	.18	(.13)	9.96	1.76		6		.14		.04		.34		1.31
10/31/13	10.08	.15	(.18)	(.03)	(.14)	9.91	(.16)		—	[10]	.20		.08		.38		1.45
10/31/12[6,7]	10.00	.07	.06	.13	(.05)	10.08	1.34	[8]	—	[10]	.13	[8]	.08	[8]	.39	[8]	.72	[8]

64	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

		Income (loss) from investment operations[1]								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimbursements/ waivers[4]		expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/15	$9.99	$.24	$(.09)	$.15	$(.23)	$9.91	1.55%	$223		.55%		.44%		.75%		2.43%
10/31/14	9.81	.26	.18	.44	(.26)	9.99	4.50	159		.56		.44		.75		2.59
10/31/13	10.11	.25	(.30)	(.05)	(.25)	9.81	(.48)	123		.58		.45		.76		2.54
10/31/12[6,7]	10.00	.12	.09	.21	(.10)	10.11	2.10 [8]	72		.24	[8]	.19	[8]	.50	[8]	1.22	[8]
Class B:
10/31/15	10.00	.17	(.09)	.08	(.16)	9.92	.81	—	[10]	1.26		1.15		1.46		1.72
10/31/14	9.82	.19	.17	.36	(.18)	10.00	3.74	—	[10]	1.27		1.15		1.46		1.91
10/31/13	10.12	.18	(.30)	(.12)	(.18)	9.82	(1.21)	—	[10]	1.29		1.16		1.47		1.83
10/31/12[6,7]	10.00	.09	.09	.18	(.06)	10.12	1.84 [8]	—	[10]	.53	[8]	.49	[8]	.80	[8]	.92	[8]
Class C:
10/31/15	9.98	.17	(.09)	.08	(.17)	9.89	.76	51		1.25		1.14		1.45		1.73
10/31/14	9.80	.19	.18	.37	(.19)	9.98	3.79	42		1.26		1.14		1.45		1.90
10/31/13	10.10	.18	(.30)	(.12)	(.18)	9.80	(1.17)	39		1.28		1.15		1.46		1.85
10/31/12[6,7]	10.00	.09	.09	.18	(.08)	10.10	1.77 [8]	22		.55	[8]	.51	[8]	.82	[8]	.89	[8]
Class F-1:
10/31/15	9.99	.24	(.08)	.16	(.24)	9.91	1.58	5		.52		.41		.72		2.46
10/31/14	9.81	.26	.18	.44	(.26)	9.99	4.54	4		.52		.40		.71		2.64
10/31/13	10.11	.26	(.31)	(.05)	(.25)	9.81	(.49)	5		.56		.42		.73		2.56
10/31/12[6,7]	10.00	.12	.09	.21	(.10)	10.11	2.13 [8]	9		.20	[8]	.16	[8]	.47	[8]	1.24	[8]
Class F-2:
10/31/15	9.99	.27	(.09)	.18	(.26)	9.91	1.83	24		.27		.16		.47		2.71
10/31/14	9.81	.29	.18	.47	(.29)	9.99	4.81	11		.26		.15		.46		2.89
10/31/13	10.11	.28	(.30)	(.02)	(.28)	9.81	(.22)	8		.30		.16		.47		2.82
10/31/12[6,7]	10.00	.13	.09	.22	(.11)	10.11	2.25 [8]	12		.10	[8]	.05	[8]	.36	[8]	1.34	[8]

See page 66 for footnotes.

American Funds Portfolio Series	65

Financial highlights (continued)

	Period ended October 31
Portfolio turnover rate for all share classes	2015		2014		2013		2012[6,7,8,14]
Global Growth Portfolio	2%		—%[15]		—%[15]		40%
Growth Portfolio	—	[15]	—	[15]	—	[15]	24
Growth and Income Portfolio	—	[15]	—	[15]	—	[15]	7
Balanced Portfolio	13		—	[15]	—	[15]	9
Income Portfolio	—	[15]	—	[15]	—	[15]	7
Tax-Advantaged Income Portfolio	1		1		2	[14]	45
Preservation Portfolio	2		5		11	[14]	16
Tax-Exempt Preservation Portfolio	8		14		28	[14]	36

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. During the periods shown, CRMC reimbursed other fees and expenses for Tax-Exempt Preservation Portfolio. During some of the periods shown, CRMC also reimbursed other fees and expenses for Preservation Portfolio.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 69 to 77 for further information regarding fees and expenses.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	For the period May 18, 2012, commencement of operations, through October 31, 2012.
[8]	Not annualized.
[9]	Amount less than $.01.
[10]	Amount less than $1 million.
[11]	Although the fund has a plan of distribution for this share class, fees for distribution services are not paid by the fund on accounts for which a broker-dealer (or other financial intermediary) has not been assigned, including amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Class R-2E shares were offered beginning August 29, 2014.
[13]	This class consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[14]	Portfolio turnover rates reflect the redemption (or removal) of CRMC’s initial capital investment, without which the portfolio turnover rates would have been lower.
[15]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

66	American Funds Portfolio Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the American Funds Portfolio Series:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds Portfolio Series comprising the American Funds Global Growth Portfolio, American Funds Growth Portfolio, American Funds Growth and Income Portfolio, American Funds Balanced Portfolio, American Funds Income Portfolio, American Funds Tax-Advantaged Income Portfolio, American Funds Preservation Portfolio and American Funds Tax-Exempt Preservation Portfolio (the “Series”), as of October 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of October 31, 2015, by correspondence with the custodian and transfer agent; where replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds Portfolio Series as of October 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
December 11, 2015

American Funds Portfolio Series	67

Tax Information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2015:

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Balanced Portfolio
Long-term capital gains	$21,217,000	$62,028,000	$60,597,000	$27,763,000
Foreign taxes (per share)	$0.013	$0.005	$0.004	$0.005
Foreign source income (per share)	$0.13	$0.04	$0.06	$0.06
Qualified dividend income	100%	100%	100%	100%
Corporate dividends received deduction	$8,882,000	100%	$52,956,000	$37,433,000
U.S. government income that may be exempt from state taxation	$12,000	$15,000	$3,122,000	$4,042,000

	Income Portfolio	Tax-Advantaged Income Portfolio		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Long-term capital gains	$10,650,000	$1,950,000		—	—
Foreign taxes (per share)	—	$0.004		—	—
Foreign source income (per share)	—	$0.05		—	—
Qualified dividend income	$61,515,000	100	%*	$29,000	—
Corporate dividends received deduction	$36,826,000	$5,879,000		$10,000	—
Exempt interest dividends	—	$10,539,000		—	100%
U.S. government income that may be exempt from state taxation	$6,643,000	$4,000		$2,577,000	—

*	The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2016, to determine the calendar year amounts to be included on their 2015 tax returns. Shareholders should consult their tax advisors.

68	American Funds Portfolio Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2015, through October 31, 2015).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Portfolio Series	69

Global Growth Portfolio

	Beginning account value 5/1/2015	Ending account value 10/31/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$966.20	$1.78	.36%	$4.21	.85%
Class A – assumed 5% return	1,000.00	1,023.39	1.84	.36	4.33	.85
Class B – actual return	1,000.00	962.67	5.54	1.12	7.96	1.61
Class B – assumed 5% return	1,000.00	1,019.56	5.70	1.12	8.19	1.61
Class C – actual return	1,000.00	963.13	5.54	1.12	7.97	1.61
Class C – assumed 5% return	1,000.00	1,019.56	5.70	1.12	8.19	1.61
Class F-1 – actual return	1,000.00	966.20	1.93	.39	4.36	.88
Class F-1 – assumed 5% return	1,000.00	1,023.24	1.99	.39	4.48	.88
Class F-2 – actual return	1,000.00	967.62	.64	.13	3.07	.62
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	3.16	.62
Class 529-A – actual return	1,000.00	966.16	1.98	.40	4.41	.89
Class 529-A – assumed 5% return	1,000.00	1,023.19	2.04	.40	4.53	.89
Class 529-B – actual return	1,000.00	962.62	5.99	1.21	8.41	1.70
Class 529-B – assumed 5% return	1,000.00	1,019.11	6.16	1.21	8.64	1.70
Class 529-C – actual return	1,000.00	962.41	5.99	1.21	8.41	1.70
Class 529-C – assumed 5% return	1,000.00	1,019.11	6.16	1.21	8.64	1.70
Class 529-E – actual return	1,000.00	965.38	3.32	.67	5.75	1.16
Class 529-E – assumed 5% return	1,000.00	1,021.83	3.41	.67	5.90	1.16
Class 529-F-1 – actual return	1,000.00	966.90	.99	.20	3.42	.69
Class 529-F-1 – assumed 5% return	1,000.00	1,024.20	1.02	.20	3.52	.69
Class R-1 – actual return	1,000.00	962.55	5.59	1.13	8.01	1.62
Class R-1 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	8.24	1.62
Class R-2 – actual return	1,000.00	962.44	5.69	1.15	8.11	1.64
Class R-2 – assumed 5% return	1,000.00	1,019.41	5.85	1.15	8.34	1.64
Class R-2E – actual return	1,000.00	966.82	1.39	.28	3.82	.77
Class R-2E – assumed 5% return	1,000.00	1,023.79	1.43	.28	3.92	.77
Class R-3 – actual return	1,000.00	964.72	3.42	.69	5.84	1.18
Class R-3 – assumed 5% return	1,000.00	1,021.73	3.52	.69	6.01	1.18
Class R-4 – actual return	1,000.00	966.18	1.83	.37	4.26	.86
Class R-4 – assumed 5% return	1,000.00	1,023.34	1.89	.37	4.38	.86
Class R-5 – actual return	1,000.00	967.75	.40	.08	2.83	.57
Class R-5 – assumed 5% return	1,000.00	1,024.80	.41	.08	2.91	.57
Class R-6 – actual return	1,000.00	967.78	.15	.03	2.58	.52
Class R-6 – assumed 5% return	1,000.00	1,025.05	.15	.03	2.65	.52

70	American Funds Portfolio Series

Growth Portfolio

	Beginning account value 5/1/2015	Ending account value 10/31/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$975.31	$1.54	.31%	$3.68	.74%
Class A – assumed 5% return	1,000.00	1,023.64	1.58	.31	3.77	.74
Class B – actual return	1,000.00	971.92	5.52	1.11	7.65	1.54
Class B – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.83	1.54
Class C – actual return	1,000.00	971.82	5.52	1.11	7.65	1.54
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.83	1.54
Class F-1 – actual return	1,000.00	975.30	1.89	.38	4.03	.81
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	4.13	.81
Class F-2 – actual return	1,000.00	976.02	.65	.13	2.79	.56
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.85	.56
Class 529-A – actual return	1,000.00	975.30	1.89	.38	4.03	.81
Class 529-A – assumed 5% return	1,000.00	1,023.29	1.94	.38	4.13	.81
Class 529-B – actual return	1,000.00	971.25	5.96	1.20	8.10	1.63
Class 529-B – assumed 5% return	1,000.00	1,019.16	6.11	1.20	8.29	1.63
Class 529-C – actual return	1,000.00	971.22	5.96	1.20	8.10	1.63
Class 529-C – assumed 5% return	1,000.00	1,019.16	6.11	1.20	8.29	1.63
Class 529-E – actual return	1,000.00	973.92	3.28	.66	5.42	1.09
Class 529-E – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.55	1.09
Class 529-F-1 – actual return	1,000.00	976.61	1.00	.20	3.14	.63
Class 529-F-1 – assumed 5% return	1,000.00	1,024.20	1.02	.20	3.21	.63
Class R-1 – actual return	1,000.00	971.28	5.56	1.12	7.70	1.55
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.88	1.55
Class R-2 – actual return	1,000.00	971.22	5.71	1.15	7.85	1.58
Class R-2 – assumed 5% return	1,000.00	1,019.41	5.85	1.15	8.03	1.58
Class R-2E – actual return	1,000.00	974.65	2.49	.50	4.63	.93
Class R-2E – assumed 5% return	1,000.00	1,022.68	2.55	.50	4.74	.93
Class R-3 – actual return	1,000.00	973.31	3.38	.68	5.52	1.11
Class R-3 – assumed 5% return	1,000.00	1,021.78	3.47	.68	5.65	1.11
Class R-4 – actual return	1,000.00	975.30	1.79	.36	3.93	.79
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	4.02	.79
Class R-5 – actual return	1,000.00	976.73	.35	.07	2.49	.50
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.55	.50
Class R-6 – actual return	1,000.00	977.31	.10	.02	2.24	.45
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	2.29	.45

See page 77 for footnotes.

American Funds Portfolio Series	71

Growth and Income Portfolio

	Beginning account value 5/1/2015	Ending account value 10/31/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$977.81	$1.55	.31%	$3.39	.68%
Class A – assumed 5% return	1,000.00	1,023.64	1.58	.31	3.47	.68
Class B – actual return	1,000.00	974.72	5.52	1.11	7.37	1.48
Class B – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.53	1.48
Class C – actual return	1,000.00	973.90	5.52	1.11	7.36	1.48
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.53	1.48
Class F-1 – actual return	1,000.00	977.46	1.89	.38	3.74	.75
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.82	.75
Class F-2 – actual return	1,000.00	979.43	.65	.13	2.49	.50
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.55	.50
Class 529-A – actual return	1,000.00	978.08	1.99	.40	3.84	.77
Class 529-A – assumed 5% return	1,000.00	1,023.19	2.04	.40	3.92	.77
Class 529-B – actual return	1,000.00	973.55	5.97	1.20	7.81	1.57
Class 529-B – assumed 5% return	1,000.00	1,019.16	6.11	1.20	7.98	1.57
Class 529-C – actual return	1,000.00	973.38	5.97	1.20	7.81	1.57
Class 529-C – assumed 5% return	1,000.00	1,019.16	6.11	1.20	7.98	1.57
Class 529-E – actual return	1,000.00	976.03	3.29	.66	5.13	1.03
Class 529-E – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.24	1.03
Class 529-F-1 – actual return	1,000.00	978.38	.95	.19	2.79	.56
Class 529-F-1 – assumed 5% return	1,000.00	1,024.25	.97	.19	2.85	.56
Class R-1 – actual return	1,000.00	974.06	5.57	1.12	7.41	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.58	1.49
Class R-2 – actual return	1,000.00	973.78	5.67	1.14	7.51	1.51
Class R-2 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.68	1.51
Class R-2E – actual return	1,000.00	978.12	1.25	.25	3.09	.62
Class R-2E – assumed 5% return	1,000.00	1,023.95	1.28	.25	3.16	.62
Class R-3 – actual return	1,000.00	976.73	3.34	.67	5.18	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.83	3.41	.67	5.30	1.04
Class R-4 – actual return	1,000.00	977.59	1.79	.36	3.64	.73
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.72	.73
Class R-5 – actual return	1,000.00	979.05	.35	.07	2.19	.44
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.24	.44
Class R-6 – actual return	1,000.00	979.26	.10	.02	1.95	.39
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.99	.39

72	American Funds Portfolio Series

Balanced Portfolio

	Beginning account value 5/1/2015	Ending account value 10/31/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$988.02	$1.60	.32%	$3.51	.70%
Class A – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.57	.70
Class B – actual return	1,000.00	985.08	5.55	1.11	7.46	1.49
Class B – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.58	1.49
Class C – actual return	1,000.00	984.16	5.55	1.11	7.45	1.49
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.58	1.49
Class F-1 – actual return	1,000.00	987.66	1.90	.38	3.81	.76
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.87	.76
Class F-2 – actual return	1,000.00	989.59	.65	.13	2.56	.51
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.60	.51
Class 529-A – actual return	1,000.00	988.18	2.10	.42	4.01	.80
Class 529-A – assumed 5% return	1,000.00	1,023.09	2.14	.42	4.08	.80
Class 529-B – actual return	1,000.00	983.92	6.00	1.20	7.90	1.58
Class 529-B – assumed 5% return	1,000.00	1,019.16	6.11	1.20	8.03	1.58
Class 529-C – actual return	1,000.00	983.59	6.00	1.20	7.90	1.58
Class 529-C – assumed 5% return	1,000.00	1,019.16	6.11	1.20	8.03	1.58
Class 529-E – actual return	1,000.00	986.24	3.30	.66	5.21	1.04
Class 529-E – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.30	1.04
Class 529-F-1 – actual return	1,000.00	988.60	.95	.19	2.86	.57
Class 529-F-1 – assumed 5% return	1,000.00	1,024.25	.97	.19	2.91	.57
Class R-1 – actual return	1,000.00	984.62	5.60	1.12	7.50	1.50
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.63	1.50
Class R-2 – actual return	1,000.00	983.87	5.75	1.15	7.65	1.53
Class R-2 – assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.78	1.53
Class R-2E – actual return	1,000.00	988.18	1.25	.25	3.16	.63
Class R-2E – assumed 5% return	1,000.00	1,023.95	1.28	.25	3.21	.63
Class R-3 – actual return	1,000.00	986.28	3.40	.68	5.31	1.06
Class R-3 – assumed 5% return	1,000.00	1,021.78	3.47	.68	5.40	1.06
Class R-4 – actual return	1,000.00	987.74	1.80	.36	3.71	.74
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.77	.74
Class R-5 – actual return	1,000.00	989.16	.35	.07	2.26	.45
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.29	.45
Class R-6 – actual return	1,000.00	989.40	.10	.02	2.01	.40
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	2.04	.40

See page 77 for footnotes.

American Funds Portfolio Series	73

Income Portfolio

	Beginning account value 5/1/2015	Ending account value 10/31/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$973.43	$1.69	.34%	$3.18	.64%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.26	.64
Class B – actual return	1,000.00	969.79	5.51	1.11	7.00	1.41
Class B – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.17	1.41
Class C – actual return	1,000.00	969.58	5.51	1.11	7.00	1.41
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.17	1.41
Class F-1 – actual return	1,000.00	973.18	1.89	.38	3.38	.68
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.47	.68
Class F-2 – actual return	1,000.00	974.40	.65	.13	2.14	.43
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.19	.43
Class 529-A – actual return	1,000.00	972.05	2.29	.46	3.78	.76
Class 529-A – assumed 5% return	1,000.00	1,022.89	2.35	.46	3.87	.76
Class 529-B – actual return	1,000.00	968.85	5.91	1.19	7.39	1.49
Class 529-B – assumed 5% return	1,000.00	1,019.21	6.06	1.19	7.58	1.49
Class 529-C – actual return	1,000.00	969.04	5.96	1.20	7.44	1.50
Class 529-C – assumed 5% return	1,000.00	1,019.16	6.11	1.20	7.63	1.50
Class 529-E – actual return	1,000.00	971.86	3.28	.66	4.77	.96
Class 529-E – assumed 5% return	1,000.00	1,021.88	3.36	.66	4.89	.96
Class 529-F-1 – actual return	1,000.00	973.28	.99	.20	2.49	.50
Class 529-F-1 – assumed 5% return	1,000.00	1,024.20	1.02	.20	2.55	.50
Class R-1 – actual return	1,000.00	969.12	5.56	1.12	7.05	1.42
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.22	1.42
Class R-2 – actual return	1,000.00	969.40	5.66	1.14	7.15	1.44
Class R-2 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.32	1.44
Class R-2E – actual return	1,000.00	972.98	1.24	.25	2.74	.55
Class R-2E – assumed 5% return	1,000.00	1,023.95	1.28	.25	2.80	.55
Class R-3 – actual return	1,000.00	971.74	3.38	.68	4.87	.98
Class R-3 – assumed 5% return	1,000.00	1,021.78	3.47	.68	4.99	.98
Class R-4 – actual return	1,000.00	973.28	1.79	.36	3.28	.66
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.36	.66
Class R-5 – actual return	1,000.00	974.73	.35	.07	1.84	.37
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	1.89	.37
Class R-6 – actual return	1,000.00	974.14	.10	.02	1.59	.32
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.63	.32

74	American Funds Portfolio Series

Tax-Advantaged Income Portfolio

	Beginning account value 5/1/2015	Ending account value 10/31/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$997.17	$2.11	.42%	$3.93	.78%
Class A – assumed 5% return	1,000.00	1,023.09	2.14	.42	3.97	.78
Class B – actual return	1,000.00	993.55	5.58	1.11	7.39	1.47
Class B – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.48	1.47
Class C – actual return	1,000.00	993.86	5.63	1.12	7.44	1.48
Class C – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.53	1.48
Class F-1 – actual return	1,000.00	997.33	1.96	.39	3.78	.75
Class F-1 – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.82	.75
Class F-2 – actual return	1,000.00	999.34	.71	.14	2.52	.50
Class F-2 – assumed 5% return	1,000.00	1,024.50	.71	.14	2.55	.50

See page 77 for footnotes.

American Funds Portfolio Series	75

Preservation Portfolio

	Beginning account value 5/1/2015	Ending account value 10/31/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,000.20	$1.81	.36%	$3.33	.66%
Class A – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.36	.66
Class B – actual return	1,000.00	996.44	5.59	1.11	7.10	1.41
Class B – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.17	1.41
Class C – actual return	1,000.00	996.53	5.59	1.11	7.10	1.41
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.17	1.41
Class F-1 – actual return	1,000.00	1,000.29	1.92	.38	3.43	.68
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.47	.68
Class F-2 – actual return	1,000.00	1,001.41	.66	.13	2.17	.43
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.19	.43
Class 529-A – actual return	1,000.00	999.81	2.37	.47	3.88	.77
Class 529-A – assumed 5% return	1,000.00	1,022.84	2.40	.47	3.92	.77
Class 529-B – actual return	1,000.00	995.91	6.09	1.21	7.60	1.51
Class 529-B – assumed 5% return	1,000.00	1,019.11	6.16	1.21	7.68	1.51
Class 529-C – actual return	1,000.00	996.02	6.09	1.21	7.60	1.51
Class 529-C – assumed 5% return	1,000.00	1,019.11	6.16	1.21	7.68	1.51
Class 529-E – actual return	1,000.00	998.72	3.32	.66	4.84	.96
Class 529-E – assumed 5% return	1,000.00	1,021.88	3.36	.66	4.89	.96
Class 529-F-1 – actual return	1,000.00	1,001.12	1.01	.20	2.52	.50
Class 529-F-1 – assumed 5% return	1,000.00	1,024.20	1.02	.20	2.55	.50
Class R-1 – actual return	1,000.00	996.28	5.69	1.13	7.20	1.43
Class R-1 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.27	1.43
Class R-2 – actual return	1,000.00	996.37	5.79	1.15	7.30	1.45
Class R-2 – assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.37	1.45
Class R-2E – actual return	1,000.00	1,000.75	1.31	.26	2.82	.56
Class R-2E – assumed 5% return	1,000.00	1,023.89	1.33	.26	2.85	.56
Class R-3 – actual return	1,000.00	998.75	3.43	.68	4.94	.98
Class R-3 – assumed 5% return	1,000.00	1,021.78	3.47	.68	4.99	.98
Class R-4 – actual return	1,000.00	1,000.27	1.87	.37	3.38	.67
Class R-4 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.41	.67
Class R-5 – actual return	1,000.00	1,001.74	.35	.07	1.87	.37
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	1.89	.37
Class R-6 – actual return	1,000.00	1,001.95	.15	.03	1.67	.33
Class R-6 – assumed 5% return	1,000.00	1,025.05	.15	.03	1.68	.33

76	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

	Beginning account value 5/1/2015	Ending account value 10/31/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,010.15	$2.18	.43%	$3.75	.74%
Class A – assumed 5% return	1,000.00	1,023.04	2.19	.43	3.77	.74
Class B – actual return	1,000.00	1,006.26	5.76	1.14	7.33	1.45
Class B – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.37	1.45
Class C – actual return	1,000.00	1,005.61	5.71	1.13	7.28	1.44
Class C – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.32	1.44
Class F-1 – actual return	1,000.00	1,009.30	2.03	.40	3.60	.71
Class F-1 – assumed 5% return	1,000.00	1,023.19	2.04	.40	3.62	.71
Class F-2 – actual return	1,000.00	1,011.56	.76	.15	2.33	.46
Class F-2 – assumed 5% return	1,000.00	1,024.45	.77	.15	2.35	.46

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

American Funds Portfolio Series	77

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2012	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	79	None
James G. Ellis, 1947	2012	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	79	Mercury General Corporation
Leonard R. Fuller, 1946	2012	Private investor; former President and CEO, Fuller Consulting (financial management consulting firm)	79	None
Mary Davis Holt, 1950	2015	Partner, Flynn Heath Holt Leadership, LLC (leadership consulting firm); former COO, Time Life Inc. (1993–2003)	76	None
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2012	Private investor	81	The Swiss Helvetia Fund, Inc.
Merit E. Janow, 1958	2012	Dean and Professor, Columbia University, School of International and Public Affairs	78	MasterCard Incorporated; The NASDAQ Stock Market LLC; Trimble Navigation Limited
Laurel B. Mitchell, PhD, 1955	2012	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	75	None
Frank M. Sanchez, 1943	2012	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	75	None
Margaret Spellings, 1957	2012	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	79	ClubCorp Holdings, Inc.
Steadman Upham, PhD, 1949	2012	President and University Professor, The University of Tulsa	78	None

Interested trustee4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Bradley J. Vogt, 1965 Vice Chairman of the Board	2012	Chairman, Capital Research Company;[6] Partner — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	18	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

78	American Funds Portfolio Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Walter R. Burkley, 1966 President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]
Alan N. Berro, 1960 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company
Joanna F. Jonsson, 1963 Senior Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
James B. Lovelace, 1956 Senior Vice President	2012	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Wesley K.-S. Phoa, 1966 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company;
Partner — Capital Fixed Income Investors, Capital Bank and Trust Company;[6]
		Vice President, Capital Strategy Research, Inc.[6]
John H. Smet, 1956 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Andrew B. Suzman, 1967 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Strategy Research, Inc.;[6] Director, The Capital Group Companies, Inc.[6]
Maria T. Manotok, 1974 Vice President	2012	Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the directors/trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Portfolio Series	79

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue,
Twenty-second Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds Portfolio Series portfolios.

American Funds Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

80	American Funds Portfolio Series

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

Lit No. MFGEARX-900-1215C Litho in USA CGD/Q/10216/S48166

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2014	$74,000
2015	$62,000

b) Audit-Related Fees:
2014	$2,000
2015	$5,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2014	None
2015	$16,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2014	None
2015	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2014	$1,028,000
2015	$1,143,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2014	$33,000
2015	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2014	$3,000
2015	$5,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,419,000 for fiscal year 2014 and $1,445,000 for fiscal year 2015. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By /s/Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: December 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/Walter R. Burkley_________
Walter R. Burkley, President and Principal Executive Officer

Date: December 31, 2015

By _/s/ Gregory F. Niland____________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2015